UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21746

Name of Fund:	Small Cap Premium & Dividend Income Fund Inc. (RCC)

Fund Address:	P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Small Cap Premium & Dividend Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

Small Cap Premium &

Dividend Income Fund Inc.

Semi-Annual Report

(Unaudited)

June 30, 2008

Small Cap Premium & Dividend Income Fund Inc.

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the Nominating and Corporate Governance Committee
Laura S. Unger, Director
Mitchell M. Cox, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Donald C. Burke, Vice President and Assistant Treasurer
Martin G. Byrne, Chief Legal Officer
Michael J. Fuccile, Chief Compliance Officer
Justin C. Ferri, Vice President
Michael M. Higuchi, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

2	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Fund Summary as of June 30, 2008 (Unaudited)

Fund Information

Symbol on New York Stock Exchange	RCC
Initial Offering Date	July 29, 2005
Yield on Closing Market Price as of June 30, 2008 ($14.70)*	13.61%
Current Semi-Annual Distribution per share of Common Stock**	$1.00
Current Annualized Distribution per share of Common Stock**	$2.00

*	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/08 (a)	12/31/07	Change†	High	Low

Market Price	$14.70	$15.74	(6.61%)	$17.07	$12.81
Net Asset Value	$15.02	$17.19	(12.62%)	$17.20	$14.99

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of (6.55%) based on net asset value per share and (.11%) based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference index, the Russell 2000® Index, had a total investment return of (9.37%). The reference index has no expenses associated with performance.

†	Does not include reinvestment of dividends.

Portfolio Information as of June 30, 2008

Ten Largest Equity Holdings	Percent of Net Assets

Comstock Resources, Inc.	0.3%
Penn Virginia Corp.	0.3
Energy Conversion Devices, Inc.	0.2
W-H Energy Services, Inc.	0.2
Alexion Pharmaceuticals, Inc.	0.2
GrafTech International Ltd.	0.2
EXCO Resources, Inc.	0.2
Compass Minerals International, Inc.	0.2
ITC Holdings Corp.	0.2
Berry Petroleum Co. Class A	0.2

Five Largest Industries	Percent of Net Assets

Computer Services Software & Systems	5.0%
Real Estate Investment Trusts (REITs)	5.0
Banks: Outside New York City	4.3
Oil: Crude Producers	4.0
Services: Commercial	3.0

Sector Representation	Percent of Long-Term Investments

Financial Services	19.4%
Consumer Discretionary	15.5
Technology	13.8
Health Care	13.0
Materials & Processing	9.7
Other Energy	8.4
Producer Durables	8.1
Utilities	4.7
Auto & Transportation	4.1
Consumer Staples	2.6
Other	0.4
Integrated Oils	0.3

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

Russell 2000 is a registered trademark of the Frank Russell Company.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	3

Summary Schedule of Investments as of June 30, 2008 (Unaudited)

This summary schedule of investments is presented to help investors focus on the Fund’s principal holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. In addition, the summary schedule of investments allows the adviser certain efficiencies. As such, any cost savings in report production or printing are passed on to the Fund and, ultimately to Fund shareholders. A complete schedule of investments is available without charge, upon request, by calling 1-877-449-4742 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Advertising Agencies	Other Securities		$842,974	0.4%

Aerospace	Curtiss-Wright Corp.	7,500	335,550	0.2
	Other Securities		1,331,569	0.6

			1,667,119	0.8

Agriculture, Fishing & Ranching	Other Securities		277,026	0.1

Air Transport	Other Securities		1,130,282	0.6

Aluminum	Other Securities		144,531	0.1

Auto Parts: After Market	Other Securities		188,509	0.1

Auto Parts: Original Equipment	Other Securities		922,922	0.5

Auto, Trucks & Parts	Other Securities		207,848	0.1

Banks: New York City	Other Securities		133,952	0.1

Banks: Outside New York City	Other Securities		8,817,690	4.3

Beverage: Brewers (Wineries)	Other Securities		65,088	0.0

Beverage: Soft Drinks	Other Securities		209,426	0.1

Biotechnology Research & Production	Alexion Pharmaceuticals, Inc. (a)	6,500	471,250	0.2
	Myriad Genetics, Inc. (a)	7,600	345,952	0.2
	OSI Pharmaceuticals, Inc. (a)	9,800	404,936	0.2
	Other Securities		4,822,552	2.3

			6,044,690	2.9

Building Materials	Other Securities		1,123,622	0.5

Building: Cement	Other Securities		26,180	0.0

Building: Heating & Plumbing	Other Securities		127,395	0.1

Building: Miscellaneous	Other Securities		259,051	0.1

Building: Roofing & Wallboard	Other Securities		113,770	0.1

Cable Television Services	Other Securities		197,477	0.1

Casinos & Gambling	Other Securities		858,105	0.4

Chemicals	Energy Conversion Devices, Inc. (a)	6,800	500,752	0.2
	Hercules, Inc.	19,000	321,670	0.2
	Other Securities		2,794,698	1.4

			3,617,120	1.8

Coal	Other Securities		615,239	0.3

Commercial Information Services	Other Securities		349,999	0.2

Communications & Media	Other Securities		91,558	0.0

Communications Technology	Other Securities		5,008,403	2.4

Computer Services Software & Systems	Micros Systems, Inc. (a)	13,800	420,762	0.2
	Parametric Technology Corp. (a)	19,320	322,064	0.1
	Sybase, Inc. (a)	13,400	394,228	0.2
	Other Securities		9,173,548	4.5

			10,310,602	5.0

Computer Technology	Other Securities		2,011,104	1.0

Construction	EMCOR Group, Inc. (a)	11,400	325,242	0.2
	Other Securities		438,047	0.2

			763,289	0.4

4	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Consumer Electronics	Take-Two Interactive Software, Inc. (a)	12,900	$329,853	0.2%
	Other Securities		1,026,168	0.5

			1,356,021	0.7

Consumer Products	Tupperware Corp.	10,400	355,888	0.2
	Other Securities		660,673	0.3

			1,016,561	0.5

Containers & Packaging: Metals & Glass	Other Securities		343,718	0.2

Containers & Packaging: Paper & Plastic	Other Securities		102,223	0.0

Copper	Other Securities		202,860	0.1

Cosmetics	Other Securities		338,006	0.2

Diversified Financial Services	Other Securities		1,054,466	0.5

Diversified Materials & Processing	Acuity Brands, Inc.	6,800	326,944	0.2
	Olin Corp.	12,800	335,104	0.2
	Other Securities		1,294,854	0.6

			1,956,902	1.0

Drug & Grocery Store Chains	Other Securities		1,258,864	0.6

Drugs & Pharmaceuticals	Onyx Pharmaceuticals, Inc. (a)	9,420	335,352	0.1
	United Therapeutics Corp. (a)	3,900	381,225	0.2
	Other Securities		3,865,551	1.9

			4,582,128	2.2

Education Services	Other Securities		567,102	0.3

Electrical & Electronics	Other Securities		763,577	0.4

Electrical Equipment & Components	Other Securities		1,767,798	0.9

Electrical: Household Appliance	Other Securities		72,134	0.0

Electronics	Other Securities		940,547	0.5

Electronics: Instruments, Gauges & Meters	Other Securities		174,474	0.1

Electronics: Medical Systems	Other Securities		1,899,483	0.9

Electronics: Other	Other Securities		14,600	0.0

Electronics: Semi-Conductors/	Microsemi Corp. (a)	13,200	332,376	0.1
Components	Other Securities		3,413,408	1.7

			3,745,784	1.8

Electronics: Technology	Other Securities		1,175,358	0.6

Energy Equipment	Other Securities		165,164	0.1

Energy Miscellaneous	Penn Virginia Corp.	7,000	527,940	0.3
	Other Securities		1,696,854	0.8

			2,224,794	1.1

Engineering & Contracting Services	Other Securities		723,604	0.3

Entertainment	Other Securities		419,770	0.2

Finance Companies	Other Securities		253,318	0.1

Finance: Small Loan	Other Securities		181,593	0.1

Financial Data Processing Services & Systems	Other Securities		1,473,402	0.7

Financial Information Services	Other Securities		377,679	0.2

Financial Miscellaneous	Other Securities		1,366,394	0.7

Foods	Flowers Foods, Inc.	13,000	368,420	0.2
	Other Securities		2,247,681	1.1

			2,616,101	1.3

Forest Products	Other Securities		326,234	0.2

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	5

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Forms & Bulk Printing Services	Other Securities		$160,053	0.1%

Funeral Parlors & Cemeteries	Other Securities		104,400	0.0

Glass	Other Securities		79,184	0.0

Gold	Other Securities		475,823	0.2

Health Care Facilities	Psychiatric Solutions, Inc. (a)	9,400	355,696	0.2
	Other Securities		810,638	0.4

			1,166,334	0.6

Health Care Management Services	Other Securities		1,639,311	0.8

Health Care Services	Other Securities		1,359,255	0.6

Homebuilding	Other Securities		385,713	0.2

Hotel/Motel	Other Securities		122,441	0.1

Household Furnishings	Other Securities		520,534	0.2

Identification Control & Filter Devices	Other Securities		1,516,351	0.7

Industrial Products	Other Securities		56,850	0.0

Insurance: Life	Other Securities		674,410	0.3

Insurance: Multi-Line	Other Securities		1,979,305	1.0

Insurance: Property-Casualty	Aspen Insurance Holdings Ltd.	14,600	345,582	0.2
	Other Securities		3,148,310	1.5

			3,493,892	1.7

Investment Management Companies	Apollo Investment Corp.	23,876	342,143	0.2
	Other Securities		814,362	0.4

			1,156,505	0.6

Jewelry, Watches & Gemstones	Other Securities		303,170	0.1

Leisure Time	Other Securities		782,587	0.4

Machine Tools	Other Securities		61,928	0.0

Machinery & Engineering	Other Securities		175,233	0.1

Machinery: Agricultural	Other Securities		250,372	0.1

Machinery: Construction & Handling	Other Securities		163,335	0.1

Machinery: Engines	Other Securities		186,305	0.1

Machinery: Industrial/Specialty	Nordson Corp.	5,700	415,473	0.2
	Woodward Governor Co.	9,900	353,034	0.2
	Other Securities		1,386,673	0.7

			2,155,180	1.1

Machinery: Oil Well	Dril-Quip, Inc. (a)	5,200	327,600	0.2
Equipment & Services	W-H Energy Services, Inc. (a)	5,200	497,848	0.2
	Other Securities		2,923,084	1.4

			3,748,532	1.8

Machinery: Specialty	Other Securities		190,627	0.1

Manufactured Housing	Other Securities		152,959	0.1

Manufacturing	Other Securities		204,526	0.1

Medical & Dental	Owens & Minor, Inc.	6,900	315,261	0.1
Instruments & Supplies	Other Securities		5,093,384	2.5

			5,408,645	2.6

Medical Services	Other Securities		814,893	0.4

Metal Fabricating	Other Securities		1,530,668	0.7

6	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Metals & Minerals Miscellaneous	Compass Minerals International, Inc.	5,400	$435,024	0.2%
	GrafTech International Ltd. (a)	17,400	466,842	0.2
	Other Securities		1,008,094	0.5

			1,909,960	0.9

Miscellaneous Business & Consumer Discretionary	Other Securities		41,920	0.0

Miscellaneous Consumer Staples	Other Securities		41,040	0.0

Miscellaneous Health Care	Other Securities		35,805	0.0

Miscellaneous Materials & Commodities	Other Securities		315,832	0.2

Miscellaneous Materials & Processing	Other Securities		198,741	0.1

Miscellaneous Producer Durables	Other Securities		96,975	0.0

Miscellaneous Technology	Other Securities		201,582	0.1

Multi-Sector Companies	Other Securities		615,956	0.3

Office Furniture & Business Equipment	Other Securities		635,918	0.3

Offshore Drilling	Other Securities		77,792	0.0

Oil: Crude Producers	Berry Petroleum Co. Class A	7,200	423,936	0.2
	Bill Barrett Corp. (a)	6,100	362,401	0.2
	Carrizo Oil & Gas, Inc. (a)	4,600	313,214	0.2
	Comstock Resources, Inc. (a)	7,700	650,111	0.3
	EXCO Resources, Inc. (a)	12,500	461,375	0.2
	Stone Energy Corp. (a)	4,800	316,368	0.2
	Swift Energy Co. (a)	5,200	343,512	0.2
	Other Securities		5,204,126	2.5

			8,075,043	4.0

Oil: Integrated Domestic	Other Securities		503,530	0.2

Oil: Integrated International	Other Securities		85,547	0.0

Paints & Coatings	Other Securities		338,540	0.2

Paper	Other Securities		799,337	0.4

Plastics	Other Securities		49,036	0.0

Pollution Control & Environmental Services	Other Securities		791,512	0.4

Power Transmission Equipment	Other Securities		260,586	0.1

Printing & Copying Services	Other Securities		379,626	0.2

Production Technology Equipment	Other Securities		2,202,116	1.1

Publishing: Miscellaneous	Other Securities		380,006	0.2

Publishing: Newspapers	Other Securities		363,899	0.2

Radio & TV Broadcasters	Other Securities		462,240	0.2

Railroad Equipment	Westinghouse Air Brake Technologies Corp.	8,100	393,822	0.2
	Other Securities		149,654	0.1

			543,476	0.3

Railroads	Other Securities		168,399	0.1

Real Estate	Other Securities		518,089	0.2

Real Estate Investment Trusts (REITs)	Anthracite Capital, Inc. (b)	9,600	67,584	0.0
	Realty Income Corp.	17,100	389,196	0.2
	Senior Housing Properties Trust	16,300	318,339	0.2
	Other Securities		9,380,658	4.6

			10,155,777	5.0

Recreational Vehicles & Boats	Other Securities		318,196	0.2

Rental & Leasing Services: Commercial	Other Securities		240,846	0.1

Rental & Leasing Services: Consumer	Other Securities		586,566	0.3

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	7

Summary Schedule of Investments (continued)

Industry	Common Stocks	Shares	Value	Percent of Net Assets

Restaurants	Other Securities		$2,091,853	1.0%

Retail	Aéropostale, Inc. (a)	11,400	357,162	0.2
	Other Securities		5,056,825	2.4

			5,413,987	2.6

Savings & Loan	Other Securities		1,819,796	0.9

Scientific Equipment & Suppliers	Other Securities		328,196	0.2

Securities Brokerage & Services	Other Securities		962,835	0.5

Services: Commercial	Waste Connections, Inc. (a)	11,200	357,616	0.2
	Watson Wyatt Worldwide, Inc.	7,200	380,808	0.2
	Other Securities		5,314,921	2.6

			6,053,345	3.0

Shipping	Other Securities		1,752,843	0.9

Shoes	Other Securities		1,283,951	0.6

Steel	Other Securities		558,152	0.3

Sugar	Other Securities		29,507	0.0

Telecommunications Equipment	Polycom, Inc. (a)	14,800	360,528	0.2
	Other Securities		914,240	0.4

			1,274,768	0.6

Textile Products	Other Securities		135,198	0.1

Textiles Apparel Manufacturers	The Warnaco Group, Inc. (a)	7,600	334,932	0.2
	Other Securities		1,195,322	0.6

			1,530,254	0.8

Tires & Rubber	Other Securities		241,468	0.1

Tobacco	Other Securities		445,249	0.2

Toys	Other Securities		410,650	0.2

Transportation Miscellaneous	Other Securities		547,508	0.3

Truckers	Other Securities		1,164,481	0.6

Utilities: Cable TV & Radio	Other Securities		42,720	0.0

Utilities: Electrical	ITC Holdings Corp.	8,300	424,213	0.2
	Westar Energy, Inc.	17,900	385,029	0.2
	Other Securities		2,660,462	1.3

			3,469,704	1.7

Utilities: Gas Distributors	Nicor, Inc.	7,700	327,943	0.2
	Piedmont Natural Gas Co.	12,300	321,768	0.1
	Other Securities		1,369,395	0.7

			2,019,106	1.0

Utilities: Miscellaneous	Other Securities		237,510	0.1

Utilities: Telecommunications	TW Telecom, Inc. (a)	24,830	398,025	0.2
	Other Securities		1,726,477	0.8

			2,124,502	1.0

Utilities: Water	Other Securities		432,565	0.2

Wholesalers	Other Securities		425,365	0.2

	Total Common Stocks (Cost — $200,131,506)		176,794,352	86.3

8	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Summary Schedule of Investments (continued)

Industry	Investment Companies	Shares	Value	Percent of Net Assets

	BlackRock Kelso Capital Corp. (b)	1,400	$13,244	0.0%
	Other Securities		225,567	0.1

	Total Investment Companies (Cost — $360,552)		238,811	0.1

	Short-Term Securities	Face Amount

Time Deposits	State Street Bank & Trust Co., 1%, 7/01/08	$27,559,147	27,559,147	13.5

	Total Short-Term Securities (Cost — $27,559,147)		27,559,147	13.5

	Total Investments Before Options Written (Cost — $228,051,205*)		204,592,310	99.9

	Options Written	Number of Contracts

Call Options Written	Russell 2000 Index, expiring July 2008 at USD 750	1,000	(82,500)	(0.1)
	Russell 2000 Index, expiring July 2008 at USD 760	750	(33,750)	0.0

	Total Options Written (Premiums Received — $1,627,209)		(116,250)	(0.1)

Total Investments, Net of Options Written (Cost — $226,423,996)			204,476,060	99.8
Other Assets Less Liabilities			462,009	0.2

Net Assets			$204,938,069	100.0%

*	The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$217,401,378

	Gross unrealized appreciation	$3,215,812
	Gross unrealized depreciation	(16,024,880)

	Net unrealized depreciation	$(12,809,068)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Anthracite Capital, Inc.	$7,219	$18,035	$(6,680)	$6,500
BlackRock Kelso Capital Corp.	$3,714	—	—	$860

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation (Depreciation)

400	Russell	September
	2000 Index	2008	$29,258,540	$(1,590,540)

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	9

Summary Schedule of Investments (concluded)

•

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†

Level 1	$204,592,310	$(1,706,790)
Level 2	—	—
Level 3	—	—

Total	$204,592,310	$(1,706,790)

†	Other financial instruments are futures and options.

See Notes to Financial Statements.

10	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Statement of Assets, Liabilities and Capital

As of June 30, 2008 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $227,922,426)		$204,511,482
Investments in affiliated securities, at value (identified cost — $128,779)		80,828
Receivables:
Securities sold	$30,160,488
Dividends	191,054
Interest	765	30,352,307

Total assets		234,944,617

Liabilities

Options written, at value (premiums received — $1,627,209)		116,250
Payables:
Securities purchased	28,367,145
Dividends and distributions to shareholders	972,327
Investment advisory fees	170,146
Variation margin	285,442	29,795,060

Accrued expenses		95,238

Total liabilities		30,006,548

Net Assets

Net assets		$204,938,069

Capital

Common Stock, par value $.001 per share, 100,000,000 shares authorized		$13,645
Paid-in capital in excess of par		245,512,932
Accumulated distributions in excess of investment income — net	$(12,917,100)
Undistributed realized capital losses — net	(4,132,932)
Unrealized appreciation — net	(23,538,476)

Total accumulated losses — net		(40,588,508)

Total capital — Equivalent to $15.02 per share based on 13,644,510 shares of Common Stock outstanding (market price — $14.70)		$204,938,069

See Notes to Financial Statements.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	11

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income

Dividends (including $7,360 from affiliates and net of $291 foreign withholding tax)		$912,834
Interest		294,380

Total income		1,207,214

Expenses

Investment advisory fees	$986,019
Accounting services	47,735
Professional fees	42,308
Directors’ fees and expenses	32,012
Transfer agent fees	19,490
Repurchase offer	18,592
Printing and shareholder reports	16,321
Custodian fees	16,199
Listing fees	11,879
Licensing fees	5,420
Other	16,028

Total expenses		1,212,003

Investment income — net		(4,789)

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments (including $6,680 loss from affiliates) — net	6,752,526
Financial futures contracts — net	(844,290)
Options written — net	6,205,865	12,114,101

Change in unrealized appreciation/depreciation on:
Investments — net	(26,704,661)
Financial futures contracts — net	(1,663,701)
Options written — net	289,209	(28,079,153)

Total realized and unrealized loss — net		(15,965,052)

Net Increase in Net Assets Resulting from Operations		$(15,969,841)

See Notes to Financial Statements.

12	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

Operations

Investment income (loss) — net	$(4,789)	$1,245,783
Realized gain — net	12,114,101	20,192,200
Unrealized depreciation — net	(28,079,153)	(16,220,844)

Net increase (decrease) in net assets resulting from operations	(15,969,841)	5,217,139

Dividends & Distributions to Shareholders

Investment income — net	(13,644,510)†	(1,099,977)
Realized gain — net	—	(21,655,076)
Tax return of capital	—	(4,501,255)

Net decrease in net assets resulting from dividends and distributions to shareholders	(13,644,510)	(27,256,308)

Common Stock Transactions

Adjustment of offering costs resulting from the issuance of Common Stock	—	135,048
Net redemption of Common Stock resulting from a repurchase offer (includes $3,451 of repurchase fees)	—	(924,375)
Value of shares issued to Common Stock shareholders in reinvestment of dividends and distributions	—	1,527,886

Net increase in net assets resulting from Common Stock transactions	—	738,559

Net Assets

Total decrease in net assets	(29,614,351)	(21,300,610)
Beginning of period	234,552,420	255,853,030

End of period*	$204,938,069	$234,552,420

* Undistributed (accumulated distributions in excess of) investment income — net	$(12,917,100)	$732,199

†	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	13

Financial Highlights

	For the Six Months Ended June 30, 2008 (Unaudited)				For the Period July 29, 2005† to December 31, 2005
The following per share data and ratios have been derived from information provided in the financial statements.			For the Year Ended December 31,

			2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$17.19		$18.80	$18.16	$19.10

Investment income — net***	—	‡‡‡	.09	.08	.04
Realized and unrealized gain (loss) — net	(1.17)		.29 ††	2.56 ††	(.12)

Total from investment operations	(1.17)		.38	2.64	(.08)

Less dividends and distributions:
Investment income — net	(1.00	)†††	(.08)	(.23)	(.03)
Realized gain — net	—		(1.59)	(1.67)	—
Tax return of capital	—		(.33)	(.10)	(.80)

Total dividends and distributions	(1.00)		(2.00)	(2.00)	(.83)

Offering costs resulting from the issuance of Common Stock	—		.01	—	(.03)

Net asset value, end of period	$15.02		$17.19	$18.80	$18.16

Market price per share, end of period	$14.70		$15.74	$19.49	$16.09

Total Investment Return**

Based on net asset value per share	(6.55	%)‡	2.63%	15.40%	(.14%)‡

Based on market price per share	(.11	%)‡	(9.36%)	35.03%	(15.51%)‡

Ratios to Average Net Assets

Expenses	1.10	%*	1.05%	1.09%	1.07%*

Expenses, net of reimbursement	1.10	%*	1.03%	1.09%	1.07%*

Investment income (loss) — net	.00	%*‡‡	.49%	.41%	.56%*

Supplemental Data

Net assets, end of period (in thousands)	$204,938		$234,552	$255,853	$327,008

Portfolio turnover	17%		15%	26%	3%

*	Annualized.

**

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

***	Based on average shares outstanding.

†	Commencement of operations.

††	Includes repurchase fees, which are less than $.01 per share.

†††	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

‡	Aggregate total investment return.

‡‡	Amount is less than (.01%).

‡‡‡	Amount is less than $(.01).

See Notes to Financial Statements.

14	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Small Cap Premium & Dividend Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company with a fixed term of existence of approximately five years. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol RCC. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates generally will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

(b) Derivative financial instruments — The Fund will engage in various portfolio investment strategies, both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

•

Options — The Fund writes call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	15

Notes to Financial Statements (continued)

value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written options are non-income producing investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended, June 30, 2008, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a return of capital. Portions of the distributions paid by the Fund during the year ended December 31, 2007 were characterized as a tax return of capital.

(f) Offering expenses — Direct expenses relating to the public offering of the Fund’s Common Stock were charged to capital at the time of issuance of the shares. Any adjustments to estimates of offering costs were recorded to capital.

(g) Recent accounting pronouncement — Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48,”Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of our knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. In addition, IQ Advisors has entered into a Subadvisory Agreement with BlackRock Investment Management, LLC (the “Subadviser”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), pursuant to which the Subadviser provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays the Subadviser a monthly fee at an annual rate of .39% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in the aggregate fees paid by the Fund for these services.

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the

16	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Notes to Financial Statements (concluded)

Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock. ML & Co. is a principal owner of BlackRock.

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of IQ Advisors, received $4,791 in commissions on the execution of portfolio security transactions for the Fund for the six months ended June 30, 2008.

Certain officers of the Fund are officers and/or directors of IQ Advisors, ML & Co. and/or BlackRock or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $31,114,314 and $39,272,731, respectively.

Transactions in options written for the six months ended June 30, 2008 were as follows:

	Number of Contracts	Premiums Received

Outstanding call options written, at beginning of period	1,500	$3,235,500
Options written	11,735	20,018,903
Options closed	(11,485)	(21,627,194)

Outstanding call options written, at end of period	1,750	$1,627,209

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30, 2008 remained constant. Shares issued and outstanding during the year ended December 31,2007 increased by 82,012 as a result of dividend and distribution reinvestments and decreased by 49,300 as a result of a repurchase offer.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

With regard to repurchase fees, IQ Advisors will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

5. Subsequent Event:

On July 18, 2008, 206,725 shares (1.52% of the shares outstanding) were repurchased by the Fund from its shareholders at $15.08 per share, (subject to a repurchase fee of $0.3016 per share) for $3,055,064, pursuant to the Fund’s repurchase offer.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	17

Renewal of Current Investment Advisory and Management Agreement

The Board of Directors of each of S&P 500® GEAREDSM Fund Inc. (“S&P GEARED”), Defined Strategy Fund Inc. (“Defined Strategy”), S&P 500® Covered Call Fund Inc. (“Covered Call”), Dow 30SM Premium & Dividend Income Fund Inc. (“Dow 30”), Small Cap Premium & Dividend Income Fund Inc. (“Small Cap”), Enhanced S&P 500® Covered Call Fund Inc. (“Enhanced Covered Call”), Global Income & Currency Fund Inc. (“Global Income”), NASDAQ Premium Income & Growth Fund Inc. (“NASDAQ Premium”) and Dow 30SM Enhanced Premium & Income Fund Inc. (“Dow 30 Enhanced”) (each, a “Fund” and collectively, the “Funds”), currently consisting solely of Independent Directors, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), has the responsibility under the Investment Company Act to consider annually the Investment Advisory and Management Agreement of each Fund (each, a “Management Agreement” and together, the “Management Agreements”) with IQ Investment Advisors LLC (“IQ Advisors”).

At a Board meeting held on June 5, 2008, all of the Directors present at the meeting renewed the Management Agreement for each Fund for an additional one-year term. Each Management Agreement was considered separately by the relevant Fund’s Directors. In considering whether to approve the continuance of the Management Agreement, the Directors reviewed materials from counsel to the Funds and from IQ Advisors including: (i) information concerning the services rendered to the Funds by IQ Advisors and its affiliates; (ii) information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; (iii) a memorandum outlining the legal duties of the Directors under the Investment Company Act; and (iv) information from Lipper, Inc. (“Lipper”) comparing each Fund’s fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. Each Management Agreement was considered separately by the relevant Fund’s Directors. The Directors were represented by independent legal counsel who assisted them in their deliberations. In voting to approve the continuation of each Fund’s Management Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by IQ Advisors and its affiliates — The Directors reviewed the services that IQ Advisors has provided to the Funds. They considered the size and experience of IQ Advisors’ staff, its use of technology, and the degree to which IQ Advisors exercises supervision over the actions of the Fund’s subadviser. In connection with the investment advisory services provided, the Directors took into account detailed discussions they had with officers of IQ Advisors regarding the management of each Fund’s investments in accordance with each Fund’s stated investment objective and policies and the types of transactions entered into on behalf of each Fund. During these discussions, the Directors asked detailed questions of, and received answers from, the officers of IQ Advisors regarding the implementation of each Fund’s investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to the Funds, the Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund’s day-to-day operations and its oversight of Fund accounting. The Directors noted that IQ Advisors has access to administrative, legal and compliance resources that help ensure a high level of quality in the compliance and administrative services provided to the Funds. The Directors also considered each Fund’s compliance history. Following their consideration of this information, and based on the presentations at the Meeting and the Directors’ experience as Directors of other investment companies advised by IQ Advisors, the Directors concluded that the services provided to each Fund by IQ Advisors under the respective Management Agreement were of a high quality and benefited the Fund.

(b) Investment performance of each Fund and IQ Advisors — The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Directors also considered the innovative nature of each Fund. The Directors noted the specialized nature of each Fund’s investment strategy and the inherent limitations in comparing a Fund’s investment performance to that of another investment company. The Directors reviewed each Fund’s investment performance and, where applicable, compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each Fund was achieving its investment objective. In particular, the Directors noted that the Funds generally performed as expected and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that each Fund’s performance was satisfactory. Based on

18	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Renewal of Current Investment Advisory and Management Agreement (continued)

these factors, the Directors determined that IQ Advisors continued to be an appropriate investment adviser for the Funds.

(c) Cost of services provided and profits realized by IQ Advisors and its affiliates from the relationship with each of the Funds — The Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund’s profitability to IQ Advisors and its affiliates. The Directors also reviewed a report detailing IQ Advisors’ profitability. After considering their discussion with IQ Advisors and reviewing its memorandum and report, the Directors concluded that there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors took into account discussions that they had with representatives of IQ Advisors regarding its general level of profitability (if any), and the profits derived by its affiliate, BlackRock, Inc. (“BlackRock”) from operating the Funds. The Directors also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), from the establishment of the Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Directors considered federal court decisions discussing an investment adviser’s profitability and profitability levels considered to be reasonable in those decisions. The Directors concluded that any profits made by IQ Advisors and its affiliates (including BlackRock and MLPF&S) are acceptable in relation to the nature, extent and quality of services provided. The Directors also concluded that each Fund benefited from such services provided by IQ Advisors’ affiliates.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale — The Directors considered the extent to which economies of scale might be realized if the assets of a Fund were to increase and whether there should be changes in the management fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from appreciation through investment performance. The Directors also noted that each Fund, other than Dow 30, NASDAQ Premium, Dow 30 Enhanced and Covered Call, is an interval fund that periodically allows stockholders to tender their shares to the Fund and that such tender offers reduce the amount of Fund assets. In consideration of these and other factors, the Directors determined that no changes were currently necessary to each Fund’s fee structure. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fees.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients — The Directors compared both the services rendered and the fees paid under the Management Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors evaluated each Fund’s contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In considering this information, the Directors took into account the nature of the investment strategies of the Funds and the fact that the relevant peer group of funds provided by Lipper for comparison have investment strategies and restrictions different from those of the Funds. The Directors did not consider compensation paid to IQ Advisors with respect to accounts other than registered investment companies because IQ Advisors utilizes each Fund’s strategy in connection with only registered funds. In particular, the Directors noted that each Fund’s contractual advisory fee rate at a common asset level was equal to or lower than the median fee rate of its Lipper comparison funds. The Directors concluded that the advisory fee rates were reasonable in comparison to the data reflected in the Lipper materials.

(f) Conclusion — No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the advisory fee rate of each Fund was reasonable in relation to the services provided by IQ Advisors to the Funds, as well as the costs incurred and benefits gained by IQ Advisors and its affiliates in providing such services, including the investment advisory and administrative components. The Directors also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other funds in the Lipper comparison. As a result, the Board of Directors of each Fund approved the continuation of the Management Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	19

Renewal of Current Investment Advisory and Management Agreement (continued)

Continuation of Current Investment Subadvisory Agreements

In considering whether to approve the continuance of the current Investment Subadvisory Agreement of each Fund (each, a “Subadvisory Agreement” and, collectively, the “Subadvisory Agreements”) for an additional annual period, the Directors received, reviewed and evaluated information concerning the services and personnel of: BlackRock Investment Management, LLC, as subadviser to each of S&P GEARED and Small Cap; Oppenheimer Capital LLC, as subadviser to each of Covered Call and Enhanced Covered Call; Nuveen HydePark Group, LLC (“Nuveen HydePark”), as subadviser to Dow 30, Dow 30 Enhanced, NASDAQ Premium and Defined Strategy, and Nuveen Asset Management (“NAM”), as subadviser to Global Income (each, a “Subadviser” and, collectively, the “Subadvisers”). Each Subadvisory Agreement was considered separately by the relevant Fund’s Directors. In voting to approve the continuation of each Fund’s Subadvisory Agreement, the Directors considered the following:

(a) The nature, extent and quality of services provided by each Subadviser — The Directors reviewed the services that each Subadviser provides to each of their respective Funds. The Directors considered their detailed discussions with officers of IQ Advisors and members of each Subadviser’s portfolio management team, the management of each Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that have been entered into on behalf of the Funds. The Directors took into account the annual due diligence investment review of each Subadviser and the report that concluded that each such Subadviser has thus far executed its respective Fund’s investment strategies in accordance with the Fund’s objectives and general expectations. Drawing on their collective industry experience, the Directors noted that they had discussed each Fund’s investment strategy with representatives from the respective Subadviser, including discussions regarding the premises underlying the Fund’s investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser’s portfolio management team. The Directors discussed the compliance program of each Subadviser and the report of the chief compliance officer of the Funds. Following consideration of this information, and based on management presentations during the Board meeting and their discussions in Executive Session, the Directors concluded that the nature, extent and quality of services provided to each Fund by the applicable Subadviser under its Subadvisory Agreement were of a high quality and would continue to benefit the respective Fund.

(b) Investment performance of each Fund and each Subadviser — The Directors received and considered information about each Fund’s investment performance in light of its stated investment objective and made the determinations discussed above under “Continuation of Current Investment Advisory and Management Agreements.” Based on these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of services provided and profits realized by each Subadviser from the relationship with each respective Fund — The Directors considered the profitability to BlackRock of serving as investment subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under “Continuation of Current Investment Advisory and Management Agreements.” Based on such information, the Directors concluded that BlackRock’s profits were acceptable in relation to the nature, extent and quality of services provided. The Directors noted that profitability data was not provided with respect to the other Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory arrangements were entered into at “arm’s length” between IQ Advisors and each such Subadviser (including NAM and Nuveen HydePark, with which subadvisory arrangements were originally negotiated prior to the investment in their parent company by an affiliate of IQ Advisors). The Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with each of their respective Funds, including the reputational benefits from managing the Funds. The Directors of each Fund concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.

20	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Renewal of Current Investment Advisory and Management Agreement (concluded)

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale — The Directors considered the extent to which economies of scale might be realized if the assets of a Fund were to increase and whether there should be changes in the subadvisory fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that each Subadviser’s fees are paid by IQ Advisors out of its fees and not directly by the Funds. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from appreciation due to investment performance. The Directors also noted that each Fund, other than Dow 30, NASDAQ Premium, Dow 30 Enhanced and Covered Call, is an interval fund that periodically allows stockholders to tender their shares to the Fund and that such tender offers reduce the amount of Fund assets. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients — The Directors discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to the Directors as noted above, including the fact that the subadvisory fee for each Fund was negotiated with IQ Advisors and not payable directly by the Fund, the Directors concluded that the subadvisory fee for each Fund was reasonable for the services being rendered.

Conclusion — No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the subadvisory fee rate of each Fund was reasonable in relation to the services provided by the respective Subadviser. As a result, all of the Directors approved the continuation of the Subadvisory Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	21

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals pursuant to Rule 23c-3 under the Investment Company Act (“Offers”). The Board of Directors may place such conditions and limitations on an Offer, as may be permitted under Rule 23c-3.

b) The repurchase request deadline for each Offer, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent Offer, will be on approximately the anniversary of the prior year’s repurchase request deadline; and will be the fourteenth day prior to such exercise date; provided, that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the exercise date of the call spreads and written call options (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3. (For further details, see Note 4 to the Financial Statements.)

22	SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008

Proxy Results

During the six-month period ended June 30, 2008, the shareholders of Small Cap Premium & Dividend Income Fund Inc. voted on the following proposal, which was approved at the annual meeting of shareholders held on April 25, 2008. A description of the proposal and number of shares voted are as follows:

		Shares Voted For	Shares Withheld From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	9,348,420	172,082
	Steven W. Kohlhagen	9,348,049	172,453
	William J. Rainer	9,349,049	171,453
	Laura S. Unger	9,347,910	172,592

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

SMALL CAP PREMIUM & DIVIDEND INCOME FUND INC.	JUNE 30, 2008	23

www.IQIAFunds.com

Small Cap Premium & Dividend Income Fund Inc. seeks to provide shareholders with a high level of income, with a secondary goal of capital appreciation.

This report, including the financial information herein, is transmitted to shareholders of Small Cap Premium & Dividend Income Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp; or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Small Cap Premium & Dividend Income Fund Inc. P.O. Box 9011 Princeton, NJ 08543-9011

#IQRCC — 6/08

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report
Item 6 –	Investments
(a) Schedule of Investments – Attached hereto

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

Advertising Agencies - 0.4%	DG FastChannel, Inc. (a)	2,600	$44,850
	Greenfield Online, Inc. (a)	4,300	64,156
	Harte-Hanks, Inc.	6,000	68,700
	inVentiv Health, Inc. (a)	5,700	158,403
	Marchex, Inc. Class B	4,000	49,280
	National CineMedia, Inc.	6,800	72,488
	R.H. Donnelley Corp. (a)	12,600	37,800
	Valassis Communications, Inc. (a)	8,100	101,412
	ValueClick, Inc. (a)	16,230	245,885

			842,974

Aerospace - 0.8%	AeroVironment, Inc. (a)	1,600	43,488
	Argon ST, Inc. (a)	2,100	52,080
	Ascent Solar Technologies, Inc. (a)	1,500	15,525
	Curtiss-Wright Corp.	7,500	335,550
	Ducommun, Inc. (a)	1,900	43,624
	Heico Corp.	3,800	123,652
	LMI Aerospace, Inc. (a)	1,600	28,112
	Ladish Co., Inc. (a)	2,500	51,475
	Moog, Inc. Class A (a)	7,100	264,404
	Orbital Sciences Corp. (a)	9,900	233,244
	Teledyne Technologies, Inc. (a)	5,900	287,861
	TransDigm Group, Inc. (a)	5,600	188,104

			1,667,119

Agriculture, Fishing & Ranching - 0.1%	AgFeed Industries, Inc. (a)	3,600	53,892
	Alico, Inc.	600	20,796
	The Andersons, Inc.	3,200	130,272
	Cadiz, Inc. (a)	1,800	29,016
	Calavo Growers, Inc.	2,000	24,500
	HQ Sustainable Maritime Industries, Inc. (a)	1,400	18,550

			277,026

Air Transport - 0.6%	AAR Corp. (a)(b)	6,800	92,004
	AirTran Holdings, Inc. (a)	16,900	34,476
	Alaska Air Group, Inc. (a)	6,200	95,108
	Allegiant Travel Co. (a)	2,500	46,475
	Atlas Air Worldwide Holdings, Inc. (a)	2,200	108,812
	Bristow Group, Inc. (a)	3,400	168,266
	Hawaiian Holdings, Inc. (a)	7,200	50,040
	JetBlue Airways Corp. (a)	29,200	108,916
	PHI, Inc. (a)	2,400	96,408
	Republic Airways Holdings, Inc. (a)	5,600	48,496
	SkyWest, Inc.	9,900	125,235
	UAL Corp.	21,800	113,796
	US Airways Group, Inc. (a)	16,900	42,250

			1,130,282

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

Aluminum - 0.1%	Kaiser Aluminum Corp.	2,700	$144,531

Auto Parts: After Market - 0.1%	ATC Technology Corp. (a)	3,600	83,808
	Commercial Vehicle Group, Inc. (a)	3,500	32,725
	Dorman Products, Inc. (a)	1,600	12,896
	Superior Industries International, Inc.	3,500	59,080

			188,509

Auto Parts: Original Equipment - 0.5%	American Axle & Manufacturing Holdings, Inc.	7,300	58,327
	Amerigon Inc. (a)	3,100	21,979
	ArvinMeritor, Inc.	12,700	158,496
	Dana Holding Corp. (a)	16,400	87,740
	Fuel Systems Solutions, Inc. (a)	2,100	80,850
	Hayes Lemmerz International, Inc. (a)	17,100	48,564
	Lear Corp. (a)	10,970	155,555
	Quantum Fuel Systems Technologies Worldwide, Inc. (a)	13,100	40,348
	Sauer-Danfoss, Inc.	1,600	49,840
	Stoneridge, Inc. (a)	2,100	35,826
	Tenneco, Inc. (a)	7,900	106,887
	Visteon Corp. (a)	22,100	58,123
	Wonder Auto Technology, Inc. (a)	2,900	20,387

			922,922

Auto, Trucks & Parts - 0.1%	Accuride Corp. (a)	6,600	28,050
	Force Protection, Inc. (a)	11,500	38,065
	Modine Manufacturing Co.	5,200	64,324
	Spartan Motors, Inc.	5,100	38,097
	Wabash National Corp.	5,200	39,312

			207,848

Banks: New York City - 0.1%	Signature Bank (a)	5,200	133,952

Banks: Outside New York City - 4.3%	1st Source Corp.	2,100	33,810
	Abington Bancorp, Inc.	4,600	41,952
	Amcore Financial, Inc.	3,851	21,794
	Ameris Bancorp	2,200	19,140
	Ames National Corp.	1,000	16,580
	Arrow Financial Corp.	1,800	32,634
	Bancfirst Corp.	1,200	51,360
	Banco Latinoamericano de Exportaciones, SA (Class E)	4,300	69,617
	BancTrust Financial Group, Inc.	3,500	23,065
	BankFinancial Corp.	3,800	49,438
	Bank of the Ozarks, Inc.	2,000	29,720
	Banner Corp.	2,400	21,264
	Beneficial Mutual Bancorp, Inc. (a)	5,100	56,457
	Boston Private Financial Holdings, Inc.	6,500	36,855
	Bryn Mawr Bank Corp.	1,100	19,250
	CVB Financial Corp.	10,842	102,348

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Camden National Corp.	1,200	$27,936
	Capital City Bank Group, Inc.	2,000	43,520
	Capitol Bancorp Ltd.	2,300	20,631
	Cardinal Financial Corp.	4,700	29,422
	Cascade Bancorp	3,800	29,146
	Cathay General Bancorp	8,300	90,221
	Centerstate Banks of Florida, Inc.	1,400	15,442
	Central Pacific Financial Corp.	5,000	53,300
	Chemical Financial Corp.	4,000	81,600
	Citizens Banking Corp.	12,800	36,096
	Citizens & Northern Corp.	1,400	23,114
	CityBank	2,200	18,920
	City Holding Co.	2,800	114,156
	Clifton Savings Bancorp, Inc.	900	8,766
	CoBiz Financial, Inc.	2,600	17,108
	The Colonial BancGroup, Inc.	34,900	154,258
	Columbia Banking System, Inc.	3,100	59,923
	Community Bank System, Inc.	5,100	105,162
	Community Trust Bancorp, Inc.	2,500	65,650
	Corus Bankshares, Inc.	6,300	26,208
	East-West Bancorp, Inc.	11,300	79,778
	Encore Bancshares, Inc. (a)	1,000	15,650
	Enterprise Financial Services Corp.	1,700	32,045
	Farmers Capital Bank Corp.	1,300	22,906
	Financial Institutions, Inc.	2,200	35,332
	First BanCorp	12,400	78,616
	First Bancorp	1,800	22,752
	First Bancorp, Inc.	1,300	17,745
	First Busey Corp.	3,700	48,914
	First Commonwealth Financial Corp.	12,000	111,960
	First Community Bancshares, Inc.	1,500	42,300
	First Financial Bancorp	6,800	62,560
	First Financial Bankshares, Inc.	3,500	160,335
	First Financial Corp.	2,200	67,342
	First Merchants Corp.	3,000	54,450
	FirstMerit Corp.	13,900	226,709
	First Midwest Bancorp, Inc.	8,100	151,065
	First South Bancorp, Inc.	1,350	17,388
	Fox Chase Bancorp, Inc. (a)	900	9,234
	Frontier Financial Corp.	8,450	71,994
	Glacier Bancorp, Inc.	8,950	143,110
	Greene County Bancshares, Inc.	1,700	23,834
	Guaranty Bancorp (a)	8,900	32,040
	Hancock Holding Co.	4,300	168,947
	Hanmi Financial Corp.	6,700	34,907

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Harleysville National Corp.	5,303	$59,181
	Heartland Financial USA, Inc.	2,100	38,199
	Heritage Commerce Corp.	1,900	18,810
	Home Bancshares, Inc.	1,591	35,766
	Independent Bank Corp./MA	2,700	64,368
	Integra Bank Corp.	3,500	27,405
	International Bancshares Corp.	8,526	182,201
	Investors Bancorp, Inc. (a)	7,400	96,644
	Lakeland Bancorp, Inc.	2,866	34,908
	Lakeland Financial Corp.	2,000	38,160
	MASSBANK Corp.	800	31,664
	MB Financial, Inc.	5,777	129,809
	MainSource Financial Group, Inc.	3,080	47,740
	Midwest Banc Holdings, Inc.	3,000	14,610
	NBT Bancorp, Inc.	5,400	111,294
	Nara Bancorp, Inc.	3,800	40,774
	National Penn Bancshares, Inc.	13,786	183,078
	Northfield Bancorp, Inc. (a)	2,400	25,800
	Old National Bancorp	11,500	163,990
	Old Second Bancorp, Inc.	2,353	27,342
	Oriental Financial Group	4,300	61,318
	Pacific Capital Bancorp	7,800	107,484
	Pacific Continental Corp.	1,700	18,683
	PacWest Bancorp	4,129	61,439
	Park National Corp.	1,900	102,410
	Peapack-Gladstone Financial Corp.	1,300	28,561
	Pennsylvania Commerce Bancorp, Inc. (a)	1,100	26,455
	Peoples Bancorp, Inc.	1,700	32,266
	Pinnacle Financial Partners, Inc. (a)	3,800	76,342
	Piper Jaffray Cos. (a)	2,900	85,057
	Premierwest Bancorp	3,900	22,815
	PrivateBancorp, Inc.	3,200	97,216
	Prosperity Bancshares, Inc.	6,800	181,764
	Provident Bankshares Corp.	5,700	36,366
	Renasant Corp.	2,950	43,453
	Republic Bancorp, Inc. Class A	1,511	37,171
	S&T Bancorp, Inc.	4,100	119,146
	SCBT Financial Corp.	1,360	38,842
	SVB Financial Group (a)	5,200	250,172
	SY Bancorp, Inc.	2,485	53,080
	Sandy Spring Bancorp, Inc.	2,800	46,424
	Santander BanCorp	200	2,122
	Seacoast Banking Corp. of Florida	2,500	19,400
	Shore Bancshares, Inc.	1,600	29,952
	Sierra Bancorp	1,000	16,500
	Simmons First National Corp. Class A	2,300	64,331

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Smithtown Bancorp, Inc.	1,900	$30,875
	The South Financial Group, Inc.	12,300	48,216
	Southside Bancshares, Inc.	1,871	34,501
	Southwest Bancorp, Inc.	2,500	28,750
	State Bancorp, Inc.	2,300	28,750
	StellarOne Corp.	3,700	54,020
	Sterling Bancshares, Inc.	12,400	112,716
	Suffolk Bancorp	1,800	52,884
	Sun Bancorp, Inc. (a)	2,509	25,466
	Susquehanna Bancshares, Inc.	14,874	203,625
	Texas Capital Bancshares, Inc. (a)	4,100	65,600
	Tompkins Trustco, Inc.	1,290	47,988
	Towne Bank	3,400	51,204
	Trico Bancshares	2,300	25,185
	TrustCo Bank Corp., NY	12,800	94,976
	Trustmark Corp.	8,700	153,555
	UCBH Holdings, Inc.	16,300	36,675
	UMB Financial Corp.	5,200	266,604
	Umpqua Holdings Corp.	10,188	123,580
	Union Bankshares Corp.	2,150	32,013
	United Bankshares, Inc.	6,400	146,880
	United Community Banks, Inc.	6,200	52,886
	United Financial Bancorp, Inc.	3,400	37,978
	United Security Bancshares	1,000	14,540
	Univest Corp. of Pennsylvania	2,000	39,720
	Washington Trust Bancorp, Inc.	2,200	43,340
	WesBanco, Inc.	4,800	82,320
	Westamerica Bancorp	4,900	257,691
	West Bancorp., Inc.	3,500	30,450
	West Coast Bancorp	2,600	22,542
	Western Alliance Bancorp (a)	2,300	17,848
	Wilshire Bancorp, Inc.	2,700	23,139
	Wintrust Financial Corp.	4,000	95,400
	Yardkin Valley Financial Corp.	2,300	27,485

			8,817,690

Beverage: Brewers (Wineries) - 0.0%	Boston Beer Co., Inc. Class A (a)	1,600	65,088

Beverage: Soft Drinks - 0.1%	Coca-Cola Bottling Co. Consolidated	700	25,886
	Farmer Bros. Co.	700	14,805
	Green Mountain Coffee Roasters, Inc. (a)	2,900	108,953
	National Beverage Corp.	1,680	12,214
	Peet’s Coffee & Tea, Inc. (a)	2,400	47,568

			209,426

Biotechnology Research & Production - 2.9%	AMAG Pharmaceuticals, Inc. (a)	2,890	98,549
	Acadia Pharmaceuticals, Inc. (a)	5,600	20,664
	Accelrys, Inc. (a)	5,200	25,116
	Acorda Therapeutics, Inc. (a)	5,600	183,848

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Albany Molecular Research, Inc. (a)	4,300	$57,061
	Alexion Pharmaceuticals, Inc. (a)	6,500	471,250
	Allos Therapeutics, Inc. (a)	8,600	59,426
	Alnylam Pharmaceuticals, Inc. (a)	6,000	160,380
	American Oriental Bioengineering, Inc. (a)	10,200	100,674
	Amicus Therapeutics, Inc. (a)	800	8,544
	Applera Corp. - Celera Genomics Group (a)	13,300	151,088
	Arena Pharmaceuticals, Inc. (a)	12,500	64,875
	Ariad Pharmaceuticals, Inc. (a)	12,700	30,480
	Arqule, Inc. (a)	5,100	16,575
	Array Biopharma, Inc. (a)	7,800	36,660
	ArthroCare Corp. (a)	4,500	183,645
	Avant Immunotherapeutics, Inc. (a)	2,700	39,312
	Biodel, Inc. (a)	1,700	22,100
	Caliper Life Sciences, Inc. (a)	9,200	23,828
	Cell Genesys, Inc. (a)	14,200	36,920
	Cougar Biotechnology, Inc. (a)	2,400	57,192
	Cubist Pharmaceuticals, Inc. (a)(b)	9,800	175,028
	Cypress Bioscience, Inc. (a)	6,400	45,632
	Cytokinetics, Inc. (a)	4,100	15,211
	Cytori Therapeutics, Inc. (a)	3,800	24,624
	Discovery Laboratories, Inc. (a)	16,300	26,895
	Dyax Corp. (a)	8,800	27,280
	Enzon Pharmaceuticals, Inc. (a)	7,600	54,112
	Exelixis, Inc. (a)	17,800	89,000
	Genomic Health, Inc. (a)	2,000	38,300
	Geron Corp. (a)	13,200	45,540
	Halozyme Therapeutics, Inc. (a)	10,300	55,414
	Human Genome Sciences, Inc. (a)	23,500	122,435
	Idenix Pharmaceuticals, Inc. (a)	4,200	30,534
	Idera Pharmaceuticals, Inc. (a)	3,300	48,213
	Immunomedics, Inc. (a)	11,000	23,430
	Incyte Corp. (a)	11,500	87,515
	Integra LifeSciences Holdings Corp. (a)	3,000	133,440
	InterMune, Inc. (a)	5,600	73,472
	Kendle International, Inc. (a)	2,200	79,926
	Kensey Nash Corp. (a)	1,300	41,665
	Lexicon Genetics, Inc. (a)	12,600	20,160
	Life Sciences Research, Inc. (a)	1,300	36,712
	MannKind Corp. (a)	8,700	26,100
	Marshall Edwards, Inc. (a)	2,300	5,911
	Martek Biosciences Corp. (a)	5,700	192,147
	Maxygen, Inc. (a)	4,000	13,560
	Medivation, Inc. (a)	4,100	48,503
	Metabolix, Inc. (a)	3,500	34,300
	Momenta Pharmaceuticals, Inc. (a)	4,000	49,200

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Myriad Genetics, Inc. (a)	7,600	$345,952
	NPS Pharmaceuticals, Inc. (a)	8,700	38,715
	Nabi Biopharmaceuticals (a)	9,700	38,218
	Nanosphere, Inc. (a)	1,900	14,934
	Neurocrine Biosciences, Inc. (a)	6,600	27,654
	OMRIX Biopharmaceuticals, Inc. (a)	2,400	37,776
	OSI Pharmaceuticals, Inc. (a)	9,800	404,936
	Opko Health, Inc. (a)	6,800	10,336
	Orexigen Therapeutics, Inc. (a)	3,800	29,982
	Osiris Therapeutics, Inc. (a)	2,500	32,125
	PDL BioPharma, Inc.	20,400	216,648
	PharmaNet Development Group, Inc. (a)	3,300	52,041
	Progenics Pharmaceuticals, Inc. (a)	4,500	71,415
	Protalix BioTherapeutics, Inc. (a)	1,860	5,041
	RTI Biologics, Inc. (a)	8,800	77,000
	Repligen Corp. (a)	5,900	27,848
	Rexahn Pharmaceuticals, Inc. (a)	4,300	13,932
	Rigel Pharmaceuticals, Inc. (a)	6,200	140,492
	Sangamo Biosciences, Inc. (a)	6,500	64,675
	Savient Pharmaceuticals, Inc. (a)	9,204	232,861
	Seattle Genetics, Inc. (a)	10,000	84,600
	Sequenom, Inc. (a)	7,900	126,084
	Sucampo Pharmaceuticals, Inc. Class A (a)	1,900	20,387
	Synta Pharmaceuticals Corp. (a)	3,300	20,130
	Targacept, Inc. (a)	2,800	20,356
	Tercica, Inc. (a)	3,100	27,373
	Third Wave Technologies, Inc. (a)	7,300	81,468
	ViroPharma, Inc. (a)	11,800	130,508
	Vnus Medical Technologies, Inc. (a)	2,400	48,024
	XOMA Ltd. (a)	22,300	37,687
	ZymoGenetics, Inc. (a)	6,300	53,046

			6,044,690

Building Materials - 0.5%	Ameron International Corp.	1,500	179,970
	LSI Industries, Inc.	3,000	24,360
	Lumber Liquidators, Inc. (a)	1,800	23,400
	NCI Building Systems, Inc. (a)	3,300	121,209
	Quanex Building Products Corp.	6,300	93,618
	Simpson Manufacturing Co., Inc.	6,200	147,188
	Texas Industries, Inc.	3,990	223,959
	Trex Co., Inc. (a)	2,600	30,498
	Watsco, Inc.	3,900	163,020
	Zoltek Cos., Inc. (a)	4,800	116,400

			1,123,622

Building: Cement - 0.0%	U.S. Concrete, Inc. (a)	5,500	26,180

Building: Heating & Plumbing - 0.1%	Aaon, Inc. (b)	1,900	36,594
	Interline Brands, Inc. (a)	5,700	90,801

			127,395

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

Building: Miscellaneous - 0.1%	Builders FirstSource, Inc. (a)	2,500	$13,275
	Comfort Systems USA, Inc.	7,100	95,424
	Drew Industries, Inc. (a)	3,500	55,825
	Griffon Corp. (a)	4,500	39,420
	Orion Marine Group, Inc. (a)	3,900	55,107

			259,051

Building: Roofing & Wallboard - 0.1%	Beacon Roofing Supply, Inc. (a)	7,500	79,575
	China Architectural Engineering, Inc. (a)	3,500	34,195

			113,770

Cable Television Services - 0.1%	Charter Communications, Inc. Class A (a)	70,300	73,815
	Crown Media Holdings, Inc. Class A (a)	3,700	17,538
	TiVo, Inc. (a)	17,200	106,124

			197,477

Casinos & Gambling - 0.4%	Ameristar Casinos, Inc.	4,300	59,426
	Bally Technologies, Inc. (a)	9,200	310,960
	Churchill Downs, Inc.	1,500	52,305
	Dover Downs Gaming & Entertainment, Inc.	2,350	15,087
	Elixir Gaming Technologies, Inc. (a)	13,700	16,440
	Isle of Capri Casinos, Inc. (a)	2,700	12,933
	Monarch Casino & Resort, Inc. (a)	1,600	18,880
	Pinnacle Entertainment, Inc. (a)	10,140	106,369
	Riviera Holdings Corp. (a)	1,700	17,255
	Shuffle Master, Inc. (a)	6,000	29,640
	WMS Industries, Inc. (a)	7,350	218,810

			858,105

Chemicals - 1.8%	Aceto Corp.	4,300	32,852
	American Vanguard Corp.	3,000	36,900
	Arch Chemicals, Inc.	4,100	135,915
	Balchem Corp.	2,900	67,077
	Cabot Microelectronics Corp. (a)	3,900	129,285
	Calgon Carbon Corp. (a)	6,900	106,674
	Cambrex Corp. (a)	4,500	26,415
	China BAK Battery, Inc. (a)	5,800	27,318
	Energy Conversion Devices, Inc. (a)	6,800	500,752
	EnerSys (a)	4,800	164,304
	Exide Technologies (a)	12,600	211,176
	Hercules, Inc.	19,000	321,670
	ICO Inc. (a)	5,200	31,304
	Innophos Holdings, Inc.	1,800	57,510
	Innospec, Inc.	3,900	73,398
	LSB Industries, Inc. (a)	3,100	61,380
	Landec Corp. (a)	3,000	19,410
	Medis Technologies Ltd. (a)	3,600	12,132
	NL Industries, Inc.	1,300	12,389
	NewMarket Corp.	2,300	152,329
	OM Group, Inc. (a)	5,200	170,508

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Penford Corp.	2,200	$32,736
	PolyOne Corp. (a)	15,100	105,247
	Polypore International, Inc. (a)	2,400	60,792
	Quaker Chemical Corp.	1,900	50,654
	Rockwood Holdings, Inc. (a)	7,000	243,600
	Schulman A, Inc.	4,800	110,544
	ShengdaTech, Inc. (a)	4,400	43,692
	Solutia, Inc. (a)	10,100	129,482
	Stepan Co.	1,000	45,620
	Ultralife Batteries, Inc. (a)	2,400	25,656
	Valence Technology, Inc. (a)	8,000	35,280
	W.R. Grace & Co. (a)(b)	12,100	284,229
	Westlake Chemical Corp.	3,100	46,066
	Zep, Inc.	3,550	52,824

			3,617,120

Coal - 0.3%	International Coal Group, Inc. (a)	21,700	283,185
	James River Coal Co. (a)	4,300	252,367
	National Coal Corp. (a)	4,700	41,689
	Westmoreland Coal Co. (a)	1,800	37,998

			615,239

Commercial Information Services - 0.2%	Arbitron, Inc.	4,600	218,500
	HSW International, Inc. (a)	4,100	11,890
	infoGROUP, Inc.	5,300	23,267
	LECG Corp. (a)	4,300	37,582
	LoopNet, Inc. (a)	5,200	58,760

			349,999

Communications & Media - 0.0%	Entravision Communications Corp. Class A (a)	10,200	41,004
	Knology, Inc. (a)	4,600	50,554

			91,558

Communications Technology - 2.4%	3Com Corp. (a)	67,200	142,464
	Acme Packet, Inc. (a)	4,600	35,696
	Adtran, Inc.	9,700	231,248
	Anaren, Inc. (a)	3,000	31,710
	Anixter International, Inc. (a)(b)	5,000	297,450
	Aruba Networks, Inc. (a)	9,400	49,162
	Atheros Communications, Inc. (a)	10,000	300,000
	Avanex Corp. (a)	28,800	32,544
	Avocent Corp. (a)	7,580	140,988
	Bel Fuse, Inc.	1,800	44,478
	BigBand Networks, Inc. (a)	6,100	28,853
	Black Box Corp.	3,000	81,570
	CPI International, Inc. (a)	1,100	13,530
	CSG Systems International, Inc. (a)	5,900	65,018
	Cbeyond Communications, Inc. (a)	4,200	67,284
	Cogent Communications Group, Inc. (a)(b)	8,300	111,220
	Cogo Group, Inc. (a)	4,700	42,817

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Comtech Telecommunications Corp. (a)	4,200	$205,800
	Digi International, Inc. (a)	4,100	32,185
	EMS Technologies, Inc. (a)	2,500	54,600
	Echelon Corp. (a)	5,100	55,590
	Entrust, Inc. (a)	11,300	33,222
	Extreme Networks, Inc. (a)	20,500	58,220
	Finisar Corp. (a)	54,700	65,093
	Foundry Networks, Inc. (a)	25,000	295,500
	GeoEye, Inc. (a)	3,000	53,130
	Harmonic, Inc. (a)	16,200	154,062
	Harris Stratex Networks, Inc. Class A (a)	4,100	38,909
	Hughes Communications, Inc. (a)	1,100	53,999
	Infinera Corp. (a)	15,400	135,828
	InterDigital, Inc. (a)	7,700	187,264
	InterVoice, Inc. (a)	6,600	37,620
	Ixia (a)	7,100	49,345
	j2 Global Communications, Inc. (a)	7,500	172,500
	Loral Space & Communications Ltd. (a)	1,900	33,478
	NETGEAR, Inc. (a)	5,800	80,388
	Nextwave Wireless, Inc. (a)	8,000	32,320
	Novatel Wireless, Inc. (a)	5,600	62,328
	Oplink Communications, Inc. (a)	3,428	32,909
	Optium Corp. (a)	2,300	16,744
	SeaChange International, Inc. (a)	4,300	30,788
	Secure Computing Corp. (a)	8,950	37,053
	Shoretel, Inc. (a)	8,000	35,360
	Sonus Networks, Inc. (a)	35,100	120,042
	Standard Microsystems Corp. (a)	3,900	105,885
	Starent Networks Corp. (a)	5,200	65,416
	Switch and Data Facilities Co., Inc. (a)	3,300	56,067
	Sycamore Networks, Inc. (a)	31,700	102,074
	Syniverse Holdings, Inc. (a)	8,600	139,320
	TIBCO Software, Inc. (a)	32,100	245,565
	Tekelec (a)	10,900	160,339
	Terremark Worldwide, Inc. (a)	7,900	43,134
	UTStarcom, Inc. (a)	19,300	105,571
	Viasat, Inc. (a)	4,500	90,945
	Vonage Holdings Corp. (a)	8,300	13,778

			5,008,403

Computer Services Software & Systems - 5.0%	3PAR, Inc. (a)	4,400	34,496
	ACI Worldwide, Inc. (a)(b)	5,800	102,022
	Actuate Corp. (a)(b)	9,900	38,709
	Acxiom Corp.	10,200	117,198
	American Reprographics Co. (a)	6,000	99,900
	American Software Class A	4,400	24,816

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

		Shares
Industry	Common Stocks	Held	Value

	Ansoft Corp. (a)	2,500	$91,000
	ArcSight, Inc. (a)	400	3,520
	Ariba, Inc. (a)	14,600	214,766
	Art Technology Group, Inc. (a)	21,600	69,120
	AsiaInfo Holdings, Inc. (a)	5,300	62,646
	BearingPoint, Inc. (a)	35,300	28,593
	Blackbaud, Inc.	7,500	160,500
	Blackboard, Inc. (a)	5,200	198,796
	Blue Coat Systems, Inc. (a)	5,600	79,016
	Bottomline Technologies, Inc. (a)	3,500	34,055
	CACI International, Inc. Class A (a)	5,200	238,004
	CMGI, Inc. (a)	8,300	87,980
	COMSYS IT Partners, Inc. (a)	2,500	22,800
	Callidus Software Inc. (a)	5,700	28,500
	China Fire & Security Group, Inc. (a)	2,100	16,884
	China Information Security Technology, Inc. (a)	3,500	19,810
	Chordiant Software, Inc. (a)	5,060	25,300
	Ciber, Inc. (a)	9,500	58,995
	CommVault Systems, Inc. (a)	7,400	123,136
	Compellent Technologies, Inc. (a)	2,600	29,484
	ComScore, Inc. (a)	2,900	63,278
	Comverge, Inc. (a)	3,900	54,522
	Concur Technologies, Inc. (a)	7,300	242,579
	Constant Contact, Inc. (a)	3,300	62,205
	DealerTrack Holdings, Inc. (a)	7,400	104,414
	Delrek, Inc. (a)	1,400	10,612
	DemandTec, Inc. (a)	3,700	27,787
	Digimarc Corp. (a)	3,300	46,728
	Digital River, Inc. (a)	6,400	246,912
	DivX, Inc. (a)	3,700	27,158
	Double-Take Software, Inc. (a)	3,100	42,594
	EPIQ Systems, Inc. (a)	5,800	82,360
	Ebix, Inc. (a)	300	23,316
	Electronics for Imaging, Inc. (a)	9,000	131,400
	Ener1, Inc. (a)	5,800	43,036
	Epicor Software Corp. (a)	10,000	69,100
	Gartner, Inc. Class A (a)	10,100	209,272
	Guidance Software, Inc. (a)	1,900	18,145
	The Hackett Group, Inc. (a)	7,500	43,050
	i2 Technologies, Inc. (a)	2,500	31,075
	iGate Corp. (a)	2,800	22,764
	Informatica Corp. (a)	14,800	222,592
	Integral Systems, Inc.	1,421	54,993
	Interactive Intelligence, Inc. (a)	1,800	20,952
	Internet Brands, Inc. Class A (a)	4,200	27,846
	Internet Capital Group, Inc. (a)	6,300	48,699
	Interwoven, Inc. (a)	7,900	94,879

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

		Shares
Industry	Common Stocks	Held	Value

	JDA Software Group, Inc. (a)	4,500	$81,450
	Kenexa Corp. (a)	4,100	77,244
	Keynote Systems, Inc. (a)	2,200	28,336
	Lawson Software, Inc. (a)	21,000	152,670
	Limelight Networks, Inc. (a)	3,200	12,224
	MSC.Software Corp. (a)	7,400	81,252
	Macrovision Solutions Corp. (a)	14,138	211,504
	Magma Design Automation, Inc. (a)	7,100	43,097
	Manhattan Associates, Inc. (a)	4,400	104,412
	Mantech International Corp. Class A (a)	3,400	163,608
	Mentor Graphics Corp. (a)	15,200	240,160
	Mercadolibre, Inc. (a)	4,200	144,858
	Mercury Computer Systems, Inc. (a)	3,800	28,614
	MicroStrategy, Inc. Class A (a)	1,600	103,600
	Micros Systems, Inc. (a)	13,800	420,762
	Monotype Imaging Holdings, Inc. (a)	2,800	34,104
	Ness Technologies, Inc. (a)	7,000	70,840
	NetScout Systems, Inc. (a)	4,800	51,264
	NetSuite, Inc. (a)	900	18,423
	Netezza Corp. (a)	6,500	74,620
	Omniture, Inc. (a)	10,413	193,369
	OpenTV Corp. (a)	11,300	14,803
	Opnet Technologies, Inc. (a)	2,600	23,400
	PC-Tel, Inc.	3,900	37,401
	PROS Holdings, Inc. (a)	2,400	26,952
	Parametric Technology Corp. (a)	19,320	322,064
	Pegasystems, Inc.	1,800	24,228
	Progress Software Corp. (a)	7,000	178,990
	QAD, Inc.	1,200	8,124
	Quest Software, Inc. (a)	12,100	179,201
	RealNetworks, Inc. (a)	15,500	102,300
	RightNow Technologies, Inc. (a)	4,500	61,515
	SAVVIS, Inc. (a)	6,150	79,335
	SI International, Inc. (a)	2,100	43,974
	SPSS, Inc. (a)	3,000	109,110
	SRA International, Inc. Class A (a)	7,100	159,466
	SYKES Enterprises, Inc. (a)	5,500	103,730
	SYNNEX Corp. (a)	3,100	77,779
	Sapient Corp. (a)	14,800	95,016
	Sigma Designs, Inc. (a)	4,600	63,894
	Smith Micro Software, Inc. (a)	5,100	29,070
	Solera Holdings, Inc. (a)	8,600	237,876
	SonicWALL, Inc. (a)	10,000	64,500
	Sourcefire, Inc. (a)	3,800	29,374
	Stanley, Inc. (a)	1,300	43,576
	SuccessFactors, Inc. (a)	3,700	40,515
	SupportSoft, Inc. (a)	8,700	28,275

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

		Shares
Industry	Common Stocks	Held	Value

	Sybase, Inc. (a)	13,400	$394,228
	Synchronoss Technologies, Inc. (a)	4,000	36,120
	Syntel, Inc.	1,900	64,068
	Taleo Corp. Class A (a)	4,000	78,360
	TechTarget, Inc. (a)	2,200	23,232
	TeleCommunication Systems, Inc. Class A (a)	6,300	29,169
	The TriZetto Group, Inc. (a)	7,300	156,074
	Tyler Technologies, Inc. (a)	6,900	93,633
	Ultimate Software Group, Inc. (a)	4,200	149,646
	Unica Corp. (a)	1,600	12,864
	VASCO Data Security International, Inc. (a)	4,500	47,385
	VeriFone Holdings, Inc. (a)	11,500	137,425
	Vignette Corp. (a)	4,400	52,800
	Virtusa Corp. (a)	1,800	18,234
	Websense, Inc. (a)	7,800	131,352
	Website Pros, Inc. (a)	5,100	42,483
	Wind River Systems, Inc. (a)	12,400	135,036
	Zoran Corp. (a)	9,000	105,300

			10,310,602

Computer Technology - 1.0%	Adaptec, Inc. (a)	19,700	63,040
	Advanced Analogic Technologies, Inc. (a)	8,400	34,692
	Cray, Inc. (a)	5,600	25,984
	Data Domain, Inc. (a)	5,500	128,315
	Emulex Corp. (a)	14,100	164,265
	FalconStor Software, Inc. (a)	6,800	48,144
	Globecomm Systems Inc. (a)	3,800	31,388
	Hutchinson Technology, Inc. (a)	4,000	53,760
	Imation Corp.	5,100	116,892
	Immersion Corp. (a)	5,200	35,412
	Intermec, Inc. (a)	10,300	217,124
	Isilon Systems, Inc. (a)	4,900	21,756
	NCI, Inc. Class A (a)	1,300	29,744
	Palm, Inc.	18,600	100,254
	Perot Systems Corp. Class A (a)	14,500	217,645
	Phoenix Technologies Ltd. (a)	5,000	55,000
	Quantum Corp. (a)	31,900	43,065
	Rackable Systems, Inc. (a)	5,000	67,000
	Radiant Systems, Inc. (a)	4,400	47,212
	Radisys Corp. (a)	3,800	34,428
	Rimage Corp. (a)	1,600	19,824
	Riverbed Technology, Inc. (a)	9,700	133,084
	STEC, Inc. (a)	4,800	49,296
	Safeguard Scientifics, Inc. (a)	19,700	24,428
	Stratasys, Inc. (a)	3,500	64,610

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

		Shares
Industry	Common Stocks	Held	Value

	Synaptics, Inc. (a)	3,900	$147,147
	Trident Microsystems, Inc. (a)	10,300	37,595

			2,011,104

Construction - 0.4%	Brookfield Homes Corp.	2,063	25,334
	EMCOR Group, Inc. (a)	11,400	325,242
	Granite Construction, Inc.	5,600	176,568
	Great Lakes Dredge & Dock Corp.	6,400	39,104
	Perini Corp. (a)	4,700	155,335
	Sterling Construction Co., Inc. (a)	2,100	41,706

			763,289

Consumer Electronics - 0.7%	DTS, Inc. (a)	3,000	93,960
	EarthLink, Inc. (a)	18,900	163,485
	InfoSpace, Inc.	5,800	48,314
	Internap Network Services Corp. (a)	8,510	39,827
	Midway Games, Inc. (a)	5,200	11,440
	NIC, Inc.	6,400	43,712
	NetFlix, Inc. (a)	6,900	179,883
	ParkerVision, Inc. (a)	4,200	41,706
	Protection One, Inc. (a)	400	3,360
	THQ, Inc. (a)	11,400	230,964
	Take-Two Interactive Software, Inc. (a)	12,900	329,853
	United Online, Inc.	11,900	119,357
	Universal Electronics, Inc. (a)	2,400	50,160

			1,356,021

Consumer Products - 0.5%	American Greetings Corp. Class A	8,500	104,890
	Blyth, Inc.	4,200	50,526
	CSS Industries, Inc.	1,300	31,486
	Citi Trends, Inc. (a)	2,500	56,650
	Mannatech, Inc.	2,700	14,688
	Matthews International Corp. Class A	5,200	235,352
	Nautilus, Inc.	5,000	25,400
	RC2 Corp. (a)	3,100	57,536
	Smith & Wesson Holding Corp. (a)	5,700	29,697
	Spectrum Brands, Inc. (a)	6,600	16,830
	Tupperware Corp.	10,400	355,888
	USANA Health Sciences, Inc. (a)	1,400	37,618

			1,016,561

Containers & Packaging: Metals & Glass - 0.2%	Bway Holding Co. (a)	1,000	8,610
	Mobile Mini, Inc. (a)	6,100	122,000
	Silgan Holdings, Inc.	4,200	213,108

			343,718

Containers & Packaging: Paper & Plastic - 0.0%	AEP Industries, Inc. (a)	900	15,633
	Graphic Packaging Holding Co. (a)	23,500	47,470
	Myers Industries, Inc.	4,800	39,120

			102,223

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

		Shares
Industry	Common Stocks	Held	Value

Copper - 0.1%	Mueller Industries, Inc.	6,300	$202,860

Cosmetics - 0.2%	Elizabeth Arden, Inc. (a)	4,200	63,756
	Helen of Troy Ltd. (a)	5,100	82,212
	Inter Parfums, Inc.	1,950	29,250
	Nu Skin Enterprises, Inc. Class A	8,500	126,820
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,200	35,968

			338,006

Diversified Financial Services - 0.5%	BGC Partners, Inc. (a)	1,400	10,570
	Broadpoint Securities Group, Inc. (a)	3,200	6,400
	Cardtronics, Inc. (a)	1,300	11,531
	China Direct, Inc. (a)	1,600	11,744
	Clayton Holdings, Inc. (a)	800	4,776
	Doral Financial Corp. (a)	800	10,832
	Duff & Phelps Corp. (a)	1,400	23,184
	Euronet Worldwide, Inc. (a)	8,200	138,580
	Evercore Partners, Inc. Class A	1,700	16,150
	F.N.B. Corp.	14,346	168,996
	FCStone Group, Inc. (a)	3,750	104,737
	Greenhill & Co., Inc.	2,900	156,194
	Huron Consulting Group, Inc. (a)	3,200	145,088
	Interactive Brokers Group, Inc. Class A (a)	6,800	218,484
	Oritani Financial Corp. (a)	1,700	27,200

			1,054,466

Diversified Materials & Processing - 1.0%	Acuity Brands, Inc.	6,800	326,944
	Barnes Group, Inc.	8,000	184,720
	Brady Corp.	8,400	290,052
	Clarcor, Inc.	8,500	298,350
	Hexcel Corp. (a)	16,100	310,730
	Koppers Holdings, Inc.	3,600	150,732
	Olin Corp.	12,800	335,104
	Tredegar Corp.	4,100	60,270

			1,956,902

Drug & Grocery Store Chains - 0.6%	Arden Group, Inc. Class A	100	12,674
	Casey’s General Stores, Inc.	8,800	203,896
	The Great Atlantic & Pacific Tea Co., Inc. (a)	5,907	134,798
	Ingles Markets, Inc. Class A	2,100	48,993
	Longs Drug Stores Corp.	5,200	218,972
	Nash Finch Co.	2,300	78,821
	Ruddick Corp.	7,000	240,170
	Spartan Stores, Inc.	3,500	80,500
	Susser Holdings Corp. (a)	1,600	15,488
	Village Super Market, Inc. Class A	400	15,432
	Weis Markets, Inc.	2,000	64,940
	Winn-Dixie Stores, Inc. (a)	9,000	144,180

			1,258,864

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

Drugs & Pharmaceuticals - 2.2%	Acura Pharmaceuticals, Inc. (a)	1,100	8,712
	Adolor Corp. (a)	8,400	46,032
	Affymax, Inc. (a)	2,000	31,820
	Akorn, Inc. (a)	7,900	26,149
	Alexza Pharmaceuticals, Inc. (a)	2,500	9,850
	Alkermes, Inc. (a)	16,100	198,996
	Alpharma, Inc. Class A (a)	7,700	173,481
	Ardea Biosciences, Inc. (a)	1,700	21,794
	Auxilium Pharmaceuticals, Inc. (a)	6,900	231,978
	BMP Sunstone Corp. (a)	3,900	22,230
	Bentley Pharmaceuticals, Inc. (a)	3,100	50,065
	BioForm Medical, Inc. (a)	3,200	12,928
	CV Therapeutics, Inc. (a)	10,300	84,769
	Cadence Pharmaceuticals, Inc. (a)	3,200	19,488
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,300	17,160
	Chattem, Inc. (a)	3,000	195,150
	China Sky One Medical, Inc. (a)	1,100	12,243
	Columbia Laboratories, Inc. (a)	8,800	29,040
	Dendreon Corp. (a)	15,700	69,865
	Depomed, Inc. (a)	9,000	28,890
	Durect Corp. (a)	12,500	45,875
	Emergent Biosolutions, Inc. (a)	2,600	25,818
	Enzo Biochem, Inc. (a)	4,900	54,978
	GTx, Inc. (a)	2,700	38,745
	ImmunoGen, Inc. (a)	8,300	25,398
	Indevus Pharmaceuticals, Inc. (a)	11,000	17,270
	Inspire Pharmaceuticals, Inc. (a)	7,800	33,384
	Isis Pharmaceuticals, Inc. (a)	15,200	207,176
	Javelin Pharmaceuticals, Inc. (a)	8,300	19,256
	Jazz Pharmaceuticals, Inc. (a)	1,100	8,151
	K-V Pharmaceutical Co. Class A (a)	5,600	108,248
	Ligand Pharmaceuticals, Inc. Class B (a)	12,300	31,980
	MAP Pharmaceuticals, Inc. (a)	800	8,264
	Medarex, Inc. (a)	21,300	140,793
	Medicines Co. (a)	9,000	178,380
	Medicis Pharmaceutical Corp. Class A	9,700	201,566
	MiddleBrook Pharmaceuticals, Inc. (a)	7,000	23,660
	Molecular Insight Pharmaceuticals, Inc. (a)	3,400	18,734
	Nektar Therapeutics (a)	15,600	52,260
	Novavax, Inc. (a)	10,100	25,149
	Noven Pharmaceuticals, Inc. (a)	4,200	44,898
	Obagi Medical Products, Inc. (a)	3,300	28,215
	Onyx Pharmaceuticals, Inc. (a)	9,420	335,352
	Optimer Pharmaceuticals, Inc. (a)	4,500	36,495
	Pain Therapeutics, Inc. (a)	6,200	48,980
	Par Pharmaceutical Cos., Inc. (a)	5,800	94,134

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Pharmasset, Inc. (a)	2,500	$47,200
	Pozen, Inc. (a)	4,100	44,608
	Questcor Pharmaceuticals, Inc. (a)	8,700	40,368
	Quidel Corp. (a)	4,700	77,644
	Regeneron Pharmaceuticals, Inc. (a)	10,000	144,400
	Salix Pharmaceuticals Ltd. (a)	8,200	57,646
	Sciele Pharma, Inc.	5,900	114,165
	Theravance, Inc. (a)	8,600	102,082
	United Therapeutics Corp. (a)	3,900	381,225
	Valeant Pharmaceuticals International (a)	11,900	203,609
	Vivus, Inc. (a)	9,200	61,456
	Xenoport, Inc. (a)	4,200	163,926

			4,582,128

Education Services - 0.3%	American Public Education, Inc. (a)	2,000	78,080
	Capella Education Co. (a)	2,400	143,160
	Corinthian Colleges, Inc. (a)(b)	14,400	167,184
	K12, Inc. (a)	800	17,144
	Learning Tree International, Inc. (a)	1,400	23,940
	Lincoln Educational Services Corp. (a)	100	1,163
	The Princeton Review, Inc. (a)	2,400	16,224
	Renaissance Learning, Inc.	1,200	13,452
	Thinkorswim Group, Inc. (a)	8,780	61,899
	Universal Technical Institute, Inc. (a)	3,600	44,856

			567,102

Electrical & Electronics - 0.4%	Benchmark Electronics, Inc. (a)	11,300	184,642
	Coleman Cable, Inc. (a)	1,300	13,416
	OSI Systems, Inc. (a)	2,600	55,692
	Plexus Corp. (a)	7,200	199,296
	Power Integrations, Inc. (a)	5,100	161,211
	TTM Technologies, Inc. (a)	7,200	95,112
	Universal Display Corp. (a)	4,400	54,208

			763,577

Electrical Equipment & Components - 0.9%	A.O. Smith Corp.	3,400	111,622
	AZZ Inc. (a)	1,900	75,810
	American Superconductor Corp. (a)	7,000	250,950
	Axsys Technologies, Inc. (a)	1,400	72,856
	Baldor Electric Co.	7,770	271,795
	CTS Corp.	5,700	57,285
	Cohu, Inc.	4,000	58,720
	Franklin Electric Co., Inc.	3,800	147,364
	Littelfuse, Inc. (a)	3,700	116,735
	MKS Instruments, Inc. (a)	8,300	181,770
	Orion Energy Systems, Inc. (a)	900	9,000
	Powell Industries, Inc. (a)	1,300	65,533
	Power-One, Inc. (a)	12,600	23,814
	Sonic Solutions, Inc. (a)	3,900	23,244

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Taser International, Inc. (a)	10,600	$52,576
	Technitrol, Inc.	6,600	112,134
	Triumph Group, Inc.	2,900	136,590

			1,767,798

Electrical: Household Appliance - 0.0%	National Presto Industries, Inc.	800	51,344
	Rex Stores Corp. (a)	1,800	20,790

			72,134

Electronics - 0.5%	Agilysys, Inc.	4,000	45,360
	Avid Technology, Inc. (a)	5,200	88,348
	Daktronics, Inc.	5,400	108,918
	II-VI, Inc. (a)	4,100	143,172
	Kopin Corp. (a)	11,000	31,570
	MRV Communications, Inc. (a)	22,300	26,537
	Methode Electronics, Inc.	6,400	66,880
	Multi-Fineline Electronix, Inc. (a)	1,400	38,738
	Park Electrochemical Corp.	3,500	85,085
	Sanmina-SCI Corp. (a)	91,900	117,632
	Semtech Corp. (a)	9,900	139,293
	Supertex, Inc. (a)	2,100	49,014

			940,547

Electronics: Instruments, Gauges & Meters - 0.1%	Faro Technologies, Inc. (a)	2,600	65,442
	Measurement Specialties, Inc. (a)	2,400	42,216
	OYO Geospace Corp. (a)	700	41,258
	Zygo Corp. (a)	2,600	25,558

			174,474

Electronics: Medical Systems - 0.9%	Accuray, Inc. (a)	6,500	47,385
	Affymetrix, Inc. (a)(b)	12,000	123,480
	Analogic Corp.	2,300	145,061
	Bruker BioSciences Corp. (a)	8,700	111,795
	Cynosure, Inc. Class A (a)	1,600	31,712
	Datascope Corp.	2,300	108,100
	eResearch Technology, Inc. (a)	7,300	127,312
	Greatbatch, Inc. (a)	3,900	67,470
	Haemonetics Corp. (a)	4,300	238,478
	Luminex Corp. (a)	6,200	127,410
	Masimo Corp. (a)	7,700	264,495
	Natus Medical, Inc. (a)	4,700	98,418
	NxStage Medical, Inc. (a)	3,300	12,672
	Quality Systems, Inc.	3,000	87,840
	Sirona Dental Systems, Inc. (a)	2,900	75,168
	Somanetics Corp. (a)	2,300	48,760
	Tomotherapy, Inc. (a)	7,400	66,082
	Zoll Medical Corp. (a)	3,500	117,845

			1,899,483

Electronics: Other - 0.0%	ICX Technologies, Inc. (a)	2,000	14,600

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

Electronics: Semi- Conductors/Components - 1.8%	Actel Corp. (a)	4,500	$75,825
	Advanced Battery Technologies, Inc. (a)	7,600	43,852
	Amkor Technology, Inc. (a)	18,200	189,462
	Anadigics, Inc. (a)	10,600	104,410
	Applied Micro Circuits Corp. (a)	11,175	95,658
	AuthenTec, Inc. (a)	4,000	41,680
	Bookham, Inc. (a)	18,700	31,603
	Cavium Networks, Inc. (a)	5,000	105,000
	Ceva, Inc. (a)	3,800	30,286
	Cirrus Logic, Inc. (a)	11,400	63,384
	DSP Group, Inc. (a)	4,100	28,700
	Diodes, Inc. (a)	4,800	132,672
	Entropic Communications, Inc. (a)	200	950
	Exar Corp. (a)	6,300	47,502
	Excel Technology, Inc. (a)	2,000	44,640
	Formfactor, Inc. (a)	8,100	149,283
	Hittite Microwave Corp. (a)	3,200	113,984
	IPG Photonics Corp. (a)	3,100	58,311
	IXYS Corp. (a)	4,100	48,954
	Lattice Semiconductor Corp. (a)	19,500	61,035
	MIPS Technologies, Inc. (a)	7,100	26,625
	Micrel, Inc.	9,000	82,350
	Microsemi Corp. (a)	13,200	332,376
	Microtune, Inc. (a)	8,700	30,102
	Monolithic Power Systems, Inc. (a)	4,600	99,452
	NVE Corp. (a)	900	28,431
	Netlogic Microsystems, Inc. (a)	3,000	99,600
	Omnivision Technologies, Inc. (a)	8,600	103,974
	PLX Technology, Inc. (a)	4,400	33,572
	PMC-Sierra, Inc. (a)	36,700	280,755
	Pericom Semiconductor Corp. (a)	4,200	62,328
	RF Micro Devices, Inc. (a)	44,437	128,867
	Rubicon Technology, Inc. (a)	2,400	48,768
	SiRF Technology Holdings, Inc. (a)	10,200	44,064
	Silicon Image, Inc. (a)	13,400	97,150
	Silicon Storage Technology, Inc. (a)	14,500	40,165
	Skyworks Solutions, Inc. (a)	27,300	269,451
	Spansion LLC Class A (a)	20,700	46,575
	Techwell, Inc. (a)	2,600	32,032
	Tessera Technologies, Inc. (a)	8,300	135,871
	Transmeta Corp. (a)	2,300	31,763
	TriQuint Semiconductor, Inc. (a)	24,200	146,652
	Volterra Semiconductor Corp. (a)	4,500	77,670

			3,745,784

Electronics: Technology - 0.6%	3D Systems Corp. (a)	2,400	22,800
	American Science & Engineering, Inc.	1,500	77,295

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Checkpoint Systems, Inc. (a)	6,700	$139,896
	China Security & Surveillance Technology, Inc. (a)	4,400	59,312
	Cogent, Inc. (a)	6,900	78,453
	Coherent, Inc. (a)	3,900	116,571
	Cubic Corp.	2,500	55,700
	Eagle Test Systems, Inc. (a)	1,600	17,920
	Gerber Scientific, Inc. (a)	3,300	37,554
	Herley Industries, Inc. (a)	2,500	33,200
	ION Geophysical Corp. (a)	14,200	247,790
	Kemet Corp. (a)	14,200	46,008
	LaBarge, Inc. (a)	1,900	24,700
	Maxwell Technologies, Inc. (a)	3,400	36,108
	ScanSource, Inc. (a)	4,600	123,096
	Smart Modular Technologies WWH, Inc. (a)	7,300	27,959
	Super Micro Computer, Inc. (a)	4,200	30,996

			1,175,358

Energy Equipment - 0.1%	Capstone Turbine Corp. (a)	25,400	106,426
	Plug Power, Inc. (a)	14,800	34,780
	PowerSecure International, Inc. (a)	3,300	23,958

			165,164

Energy Miscellaneous - 1.1%	Akeena Solar, Inc. (a)	4,100	22,919
	Alon USA Energy, Inc.	1,800	21,528
	Approach Resources, Inc. (a)	1,200	32,148
	Aventine Renewable Energy Holdings, Inc. (a)	4,930	21,692
	CVR Energy, Inc. (a)	3,800	73,150
	Clean Energy Fuels Corp. (a)	3,500	40,215
	Concho Resources, Inc. (a)	8,300	309,590
	Crosstex Energy, Inc.	6,700	232,222
	Dawson Geophysical Co. (a)	1,400	83,244
	EnerNOC, Inc. (a)	1,800	32,310
	Evergreen Energy, Inc. (a)	14,300	24,882
	Evergreen Solar, Inc. (a)	18,100	175,389
	FuelCell Energy, Inc. (a)	11,600	82,360
	GeoMet, Inc. (a)	2,167	20,543
	GreenHunter Energy, Inc. (a)	600	8,196
	Matrix Service Co. (a)	4,500	103,770
	Ormat Technologies, Inc.	3,000	147,540
	Pacific Ethanol, Inc. (a)	7,500	13,500
	Penn Virginia Corp.	7,000	527,940
	Rentech, Inc. (a)	28,000	53,200
	Teekay Tankers Ltd. Class A	2,000	46,420
	USEC, Inc. (a)	19,300	117,344
	US Geothermal, Inc. (a)	11,800	34,692

			2,224,794

Engineering & Contracting Services - 0.3%	Clean Harbors, Inc. (a)	3,300	234,498
	Dycom Industries, Inc. (a)	6,800	98,736

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	ENGlobal Corp. (a)	4,800	$68,352
	Furmamite Corp. (a)	5,900	47,082
	Hill International, Inc. (a)	3,800	62,472
	Integrated Electrical Services, Inc. (a)	1,400	24,080
	Layne Christensen Co. (a)	3,200	140,128
	Michael Baker Corp. (a)	1,200	26,256
	VSE Corp.	800	22,000

			723,604

Entertainment - 0.2%	Cinemark Holdings, Inc.	4,300	56,158
	Dover Motorsports, Inc.	2,200	11,198
	Gaylord Entertainment Co. (a)	7,100	170,116
	Live Nation, Inc. (a)	12,800	135,424
	Speedway Motorsports, Inc.	2,300	46,874

			419,770

Finance Companies - 0.1%	Credit Acceptance Corp. (a)	878	22,442
	MVC Capital, Inc.	3,500	47,915
	NewStar Financial, Inc. (a)	2,900	17,139
	Riskmetrics Group, Inc. (a)	3,300	64,812
	World Acceptance Corp. (a)	3,000	101,010

			253,318

Finance: Small Loan - 0.1%	Advance America, Cash Advance Centers, Inc.	7,500	38,100
	Dollar Financial Corp. (a)	4,300	64,973
	Encore Capital Group, Inc. (a)	2,300	20,309
	The First Marblehead Corp.	12,600	32,382
	Nelnet, Inc. Class A	2,300	25,829

			181,593

Financial Data Processing Services & Systems - 0.7%	Advent Software, Inc. (a)(b)	2,800	101,024
	Cass Information Systems, Inc.	860	27,546
	CompuCredit Corp. (a)	3,300	19,800
	CyberSource Corp. (a)	11,541	193,081
	Deluxe Corp.	8,900	158,598
	ExlService Holdings, Inc. (a)	2,500	35,075
	Fair Isaac Corp.	8,100	168,237
	Heartland Payment Systems, Inc.	4,000	94,400
	Hypercom Corp. (a)	9,400	41,360
	Jack Henry & Associates, Inc.	12,600	272,664
	Online Resources Corp. (a)	4,900	40,915
	TNS, Inc. (a)	4,200	100,632
	TradeStation Group, Inc. (a)	5,800	58,870
	Wright Express Corp. (a)	6,500	161,200

			1,473,402

Financial Information Services - 0.2%	Bankrate, Inc. (a)	2,100	82,047
	Interactive Data Corp.	6,100	153,293
	Move, Inc. (a)	21,700	50,561
	S1 Corp. (a)	9,200	69,644
	TheStreet.com, Inc.	3,400	22,134

			377,679

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

Financial Miscellaneous - 0.7%	AMBAC Financial Group, Inc.	50,200	$67,268
	Advanta Corp. Class B	6,200	38,998
	Asset Acceptance Capital Corp.	2,500	30,550
	Cash America International, Inc.	4,900	151,900
	Federal Agricultural Mortgage Corp. Class B	1,800	44,604
	Financial Federal Corp.	4,400	96,624
	First Cash Financial Services, Inc. (a)	3,500	52,465
	Global Cash Access, Inc. (a)	6,000	41,160
	Harris & Harris Group, Inc. (a)	4,500	27,000
	LandAmerica Financial Group, Inc.	2,600	57,694
	Medallion Financial Corp.	2,900	27,318
	Portfolio Recovery Associates, Inc. (a)	2,600	97,500
	Radian Group, Inc.	15,100	21,895
	Sanders Morris Harris Group, Inc.	3,000	20,340
	Sotheby’s Holdings, Inc. Class A	11,500	303,255
	Sterling Bancorp	3,260	38,957
	Stewart Information Services Corp.	2,900	56,086
	Stifel Financial Corp. (a)	4,000	137,560
	WSFS Financial Corp.	1,000	44,600
	Wauwatosa Holdings, Inc. (a)	1,000	10,620

			1,366,394

Foods - 1.3%	American Dairy, Inc. (a)	700	5,488
	B&G Foods, Inc. Class A	3,800	35,492
	Cal-Maine Foods, Inc.	2,200	72,578
	Chiquita Brands International, Inc. (a)	7,600	115,292
	Diamond Foods, Inc.	2,900	66,816
	Flowers Foods, Inc.	13,000	368,420
	Fresh Del Monte Produce, Inc. (a)	7,300	172,061
	Hain Celestial Group, Inc. (a)	6,800	159,664
	J&J Snack Foods Corp.	2,300	63,043
	Lance, Inc.	4,700	88,219
	Lifeway Foods, Inc. (a)	600	7,134
	M&F Worldwide Corp. (a)	2,300	90,413
	Maui Land & Pineapple Co., Inc. (a)	700	20,615
	Omega Protein Corp. (a)	3,300	49,335
	Pilgrim’s Pride Corp.	7,100	92,229
	Ralcorp Holdings, Inc. (a)	4,400	217,536
	Sanderson Farms, Inc.	3,500	120,820
	Schiff Nutrition International, Inc.	1,200	6,720
	Seaboard Corp.	60	93,060
	Sensient Technologies Corp.	8,100	228,096
	Smart Balance, Inc. (a)	10,300	74,263
	Synutra International, Inc. (a)	1,700	54,944
	Tootsie Roll Industries, Inc.	4,118	103,485
	TreeHouse Foods, Inc. (a)	5,100	123,726

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	United Natural Foods, Inc. (a)	7,400	$144,152
	Zhongpin, Inc. (a)	3,400	42,500

			2,616,101

Forest Products - 0.2%	Deltic Timber Corp.	1,800	96,318
	Louisiana-Pacific Corp.	17,200	146,028
	Universal Forest Products, Inc.	2,800	83,888

			326,234

Forms & Bulk Printing Services - 0.1%	Ennis, Inc.	4,200	65,730
	Innerworkings, Inc. (a)	5,600	66,976
	The Standard Register Co.	2,900	27,347

			160,053

Funeral Parlors & Cemeteries - 0.0%	Stewart Enterprises, Inc. Class A	14,500	104,400

Glass - 0.0%	Apogee Enterprises, Inc.	4,900	79,184

Gold - 0.2%	Allied Nevada Gold Corp. (a)	7,300	42,997
	Coeur d’Alene Mines Corp. (a)(b)	94,100	272,890
	Royal Gold, Inc.	5,100	159,936

			475,823

Health Care Facilities - 0.6%	Assisted Living Concepts, Inc. (a)	8,600	47,300
	Capital Senior Living Corp. (a)	3,800	28,652
	Emeritus Corp. (a)	3,200	46,784
	The Ensign Group, Inc.	1,700	19,550
	Five Star Quality Care, Inc. (a)	6,000	28,380
	IPC The Hospitalist Co., Inc. (a)	600	11,292
	Kindred Healthcare, Inc. (a)	4,480	128,845
	MedCath Corp. (a)	2,900	52,142
	National Healthcare Corp.	1,400	64,162
	Psychiatric Solutions, Inc. (a)	9,400	355,696
	Res-Care, Inc. (a)	4,200	74,676
	Skilled Healthcare Group, Inc. Class A (a)	3,000	40,260
	Sun Healthcare Group, Inc. (a)	7,300	97,747
	Sunrise Senior Living, Inc. (a)	7,600	170,848

			1,166,334

Health Care Management Services - 0.8%	AMERIGROUP Corp. (a)	9,200	191,360
	Allscripts Healthcare Solutions, Inc. (a)	9,900	122,859
	Amsurg Corp. (a)	5,300	129,055
	athenahealth, Inc. (a)	3,400	104,584
	Centene Corp. (a)	7,300	122,567
	Computer Programs & Systems, Inc.	1,600	27,728
	Corvel Corp. (a)	1,350	45,724
	Eclipsys Corp. (a)	9,100	167,076
	HMS Holdings Corp. (a)	4,400	94,468
	HealthExtras, Inc. (a)	5,500	165,770
	HealthSpring, Inc. (a)	8,200	138,416
	Molina Healthcare, Inc. (a)	2,500	60,850
	National Research Corp.	200	5,294
	Omnicell, Inc. (a)	5,600	73,808
	Phase Forward, Inc. (a)	7,100	127,587

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Triple-S Management Corp. (a)	1,900	$31,065
	Vital Images, Inc. (a)	2,500	31,100

			1,639,311

Health Care Services - 0.6%	Alliance Imaging, Inc. (a)	4,300	37,281
	Amedisys, Inc. (a)	4,533	228,554
	Apria Healthcare Group, Inc. (a)(b)	7,400	143,486
	Bio-Reference Labs, Inc. (a)	1,900	42,389
	CardioNet, Inc. (a)	700	18,641
	Emergency Medical Services Corp. (a)	1,300	29,419
	Gentiva Health Services, Inc. (a)	4,700	89,535
	Healthcare Services Group, Inc.	7,200	109,512
	HealthSouth Corp. (a)	13,200	219,516
	Healthways, Inc. (a)	6,000	177,600
	LHC Group, Inc. (a)	2,200	51,150
	Nighthawk Radiology Holdings, Inc. (a)	3,400	24,072
	Odyssey HealthCare, Inc. (a)	6,100	59,414
	PharMerica Corp. (a)	5,286	119,411
	Virtual Radiologic Corp. (a)	700	9,275

			1,359,255

Homebuilding - 0.2%	Beazer Homes USA, Inc.	5,800	32,306
	Hovnanian Enterprises, Inc. Class A (a)	7,800	42,744
	M/I Homes, Inc.	2,400	37,752
	Meritage Homes Corp. (a)	5,200	78,884
	Ryland Group, Inc.	7,300	159,213
	Standard-Pacific Corp.	10,300	34,814

			385,713

Hotel/Motel - 0.1%	Lodgian, Inc. (a)	2,700	21,141
	Marcus Corp.	3,400	50,830
	Morgans Hotel Group Co. (a)	4,900	50,470

			122,441

Household Furnishings - 0.2%	American Woodmark Corp.	1,900	40,147
	Ethan Allen Interiors, Inc.	4,200	103,320
	Furniture Brands International, Inc.	7,100	94,856
	Haverty Furniture Cos., Inc.	3,100	31,124
	hhgregg, Inc. (a)	1,400	14,000
	Hooker Furniture Corp.	1,700	29,444
	La-Z-Boy, Inc.	8,400	64,260
	Libbey, Inc.	1,800	13,392
	Sealy Corp.	6,300	36,162
	Tempur-Pedic International, Inc.	12,014	93,829

			520,534

Identification Control & Filter Devices - 0.7%	Advanced Energy Industries, Inc. (a)	5,800	79,460
	Asyst Technologies, Inc. (a)	8,400	29,988
	Badger Meter, Inc.	2,400	121,272

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Beacon Power Corp. (a)	16,800	$35,280
	ESCO Technologies, Inc. (a)	4,400	206,448
	Flanders Corp. (a)	2,400	14,520
	The Gorman-Rupp Co.	2,218	88,365
	L-1 Identity Solutions, Inc. (a)	10,998	146,493
	Mine Safety Appliances Co.	5,200	207,948
	Peerless Manufacturing Co. (a)	1,000	46,870
	Robbins & Myers, Inc.	4,700	234,389
	Sun Hydraulics, Inc.	2,000	64,540
	Veeco Instruments, Inc. (a)	5,400	86,832
	Vicor Corp.	3,200	31,936
	Watts Water Technologies, Inc. Class A	4,900	122,010

			1,516,351

Industrial Products - 0.0%	TAL International Group, Inc.	2,500	56,850

Insurance: Life - 0.3%	American Equity Investment Life Holding Co.	9,500	77,425
	Citizens, Inc. (a)	5,300	32,489
	Delphi Financial Group, Inc. Class A	7,150	165,451
	Kansas City Life Insurance Co.	500	20,850
	Life Partners Holdings, Inc.	1,100	21,978
	National Western Life Insurance Co. Class A	400	87,400
	The Phoenix Cos., Inc.	19,100	145,351
	Presidential Life Corp.	3,500	53,970
	Universal American Financial Corp. (a)	6,800	69,496

			674,410

Insurance: Multi-Line - 1.0%	Assured Guaranty Ltd.	9,500	170,905
	CNA Surety Corp. (a)	2,200	27,808
	Crawford & Co. Class B (a)	5,100	40,749
	eHealth, Inc. (a)	4,300	75,938
	EMC Insurance Group, Inc.	1,000	24,080
	FBL Financial Group, Inc. Class A	2,200	43,736
	Flagstone Reinsurance Holdings Ltd.	4,900	57,771
	Hilb Rogal & Hobbs Co.	6,100	265,106
	Horace Mann Educators Corp.	7,100	99,542
	Independence Holding Co.	300	2,931
	Maiden Holdings Ltd.	8,000	50,720
	Max Capital Group Ltd.	9,800	209,034
	Meadowbrook Insurance Group, Inc.	4,800	25,440
	Montpelier Re Holdings Ltd.	15,700	231,575
	Pico Holdings, Inc. (a)	2,700	117,315
	Platinum Underwriters Holdings Ltd.	8,400	273,924
	Primus Guaranty Ltd. (a)	4,700	13,677
	Quanta Capital Holdings Ltd.	11,100	29,304
	Zenith National Insurance Corp.	6,250	219,750

			1,979,305

Insurance: Property-Casualty - 1.7%	AmCOMP, Inc. (a)	2,600	25,272
	AmTrust Financial Services, Inc.	2,800	35,280
	American Physicians Capital, Inc.	1,500	72,660

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	American Safety Insurance Holdings Ltd. (a)	2,100	$30,198
	Amerisafe, Inc. (a)(b)	3,200	51,008
	Argo Group International Holdings Ltd. (a)	5,166	173,371
	Aspen Insurance Holdings Ltd.	14,600	345,582
	Baldwin & Lyons, Inc. Class B	1,400	24,472
	CastlePoint Holdings, Ltd.	6,100	55,449
	Darwin Professional Underwriters, Inc. (a)	1,200	36,960
	Donegal Group, Inc. Class A	1,600	25,392
	Employers Holdings, Inc.	8,210	169,947
	Enstar Group Ltd. (a)	900	78,750
	FPIC Insurance Group, Inc. (a)	1,500	67,980
	First Acceptance Corp. (a)	2,800	8,960
	First Mercury Financial Corp. (a)	2,400	42,336
	Greenlight Capital Re Ltd. (a)	5,100	116,586
	Hallmark Financial Services, Inc. (a)	300	2,901
	Harleysville Group, Inc.	2,400	81,192
	IPC Holdings, Ltd.	9,100	241,605
	Infinity Property & Casualty Corp.	2,700	112,104
	NYMAGIC, Inc.	900	17,244
	National Interstate Corp.	1,000	18,380
	Navigators Group, Inc. (a)	2,200	118,910
	Odyssey Re Holdings Corp.	4,000	142,000
	PMA Capital Corp. Class A (a)	5,400	49,734
	The PMI Group, Inc.	14,700	28,665
	ProAssurance Corp. (a)	5,500	264,605
	Procentury Corp.	2,100	33,264
	RLI Corp.	3,200	158,304
	SCPIE Holdings, Inc. (a)	1,400	39,186
	Safety Insurance Group, Inc.	2,700	96,255
	SeaBright Insurance Holdings, Inc. (a)	3,600	52,128
	Selective Insurance Group, Inc.	9,100	170,716
	State Auto Financial Corp.	2,300	55,039
	Tower Group, Inc.	3,500	74,165
	United America Indemnity, Ltd. (a)	3,400	45,458
	United Fire & Casualty Co.	3,800	102,334
	Validus Holdings Ltd.	10,800	229,500

			3,493,892

Investment Management Companies - 0.6%	Ampal-American Israel Corp. Class A (a)	2,100	9,471
	Apollo Investment Corp.	23,876	342,143
	Ares Capital Corp.	16,878	170,130
	Calamos Asset Management, Inc. Class A	3,600	61,308
	Capital Southwest Corp.	400	41,692
	Cohen & Steers, Inc.	2,800	72,716
	Epoch Holding Corp.	1,700	15,504
	FBR Capital Markets Corp. (a)	4,100	20,623
	GAMCO Investors, Inc. Class A	1,400	69,468

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Kohlberg Capital Corp.	2,300	$23,000
	MCG Capital Corp.	11,200	44,576
	NGP Capital Resources Co.	3,100	47,771
	National Financial Partners Corp.	6,800	134,776
	Pzena Investment Management, Inc. Class A	1,000	12,760
	Resource America, Inc. Class A	2,100	19,572
	U.S. Global Investors, Inc.	2,100	35,175
	Westwood Holdings Group Inc.	900	35,820

			1,156,505

Jewelry, Watches & Gemstones - 0.1%	Bidz.com, Inc. (a)	1,300	11,258
	Fossil, Inc. (a)	7,600	220,932
	Fuqi International, Inc. (a)	2,000	17,520
	Movado Group, Inc.	2,700	53,460

			303,170

Leisure Time - 0.4%	Callaway Golf Co.	11,100	131,313
	Great Wolf Resorts, Inc. (a)	4,500	19,665
	Life Time Fitness, Inc. (a)	5,800	171,390
	Pool Corp.	8,300	147,408
	Rick’s Cabaret International, Inc. (a)	1,200	20,148
	Six Flags, Inc. (a)	12,300	14,145
	Steinway Musical Instruments, Inc. (a)	1,300	34,320
	Town Sports International Holdings, Inc. (a)	2,300	21,482
	Vail Resorts, Inc. (a)	5,200	222,716

			782,587

Machine Tools - 0.0%	Hurco Companies, Inc. (a)	1,000	30,890
	Thermadyne Holdings Corp. (a)	2,100	31,038

			61,928

Machinery & Engineering - 0.1%	Applied Industrial Technologies, Inc.	7,250	175,233

Machinery: Agricultural - 0.1%	Alamo Group, Inc.	1,200	24,708
	Gehl Co. (a)	1,650	24,404
	Lindsay Manufacturing Co.	2,000	169,940
	Titan Machinery, Inc. (a)	1,000	31,320

			250,372

Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	3,000	96,420
	NACCO Industries, Inc. Class A	900	66,915

			163,335

Machinery: Engines - 0.1%	Briggs & Stratton Corp.	8,000	101,440
	Harbin Electric, Inc. (a)	900	12,789
	Raser Technologies, Inc. (a)	7,400	72,076

			186,305

Machinery: Industrial/Specialty - 1.1%	Actuant Corp. Class A	9,400	294,690
	Altra Holdings, Inc. (a)	4,700	79,007
	Chart Industries, Inc. (a)	4,700	228,608
	Colfax Corp. (a)	3,800	95,342
	Columbus McKinnon Corp. (a)	3,100	74,648
	DXP Enterprises, Inc. (a)	700	29,148

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	EnPro Industries, Inc. (a)	3,500	$130,690
	Graham Corp.	900	66,699
	Kadant, Inc. (a)	2,400	54,240
	Middleby Corp. (a)	2,800	122,948
	Nordson Corp.	5,700	415,473
	Tecumseh Products Co. Class A (a)	2,900	95,062
	Tennant Co.	2,800	84,196
	Twin Disc, Inc.	1,500	31,395
	Woodward Governor Co.	9,900	353,034

			2,155,180

Machinery: Oil Well Equipment & Services - 1.8%	Allis-Chalmers Energy, Inc. (a)	4,600	81,880
	Basic Energy Services, Inc. (a)(b)	6,900	217,350
	Bolt Technology Corp. (a)	1,600	36,112
	CARBO Ceramics, Inc.	3,450	201,308
	Cal Dive International, Inc. (a)	7,312	104,488
	Complete Production Services, Inc. (a)	8,000	291,360
	Dril-Quip, Inc. (a)	5,200	327,600
	Flotek Industries, Inc. (a)	3,800	78,356
	Gulf Island Fabrication, Inc.	2,100	102,753
	Hornbeck Offshore Services, Inc. (a)	4,000	226,040
	Lufkin Industries, Inc.	2,500	208,200
	Mitcham Industries, Inc. (a)	1,800	30,744
	NATCO Group, Inc. Class A (a)	3,400	185,402
	Natural Gas Services Group (a)	2,200	67,056
	Newpark Resources, Inc. (a)	15,600	122,616
	Parker Drilling Co. (a)	19,300	193,193
	RPC, Inc.	5,425	91,140
	Sulphco, Inc. (a)	7,600	17,252
	Superior Well Services, Inc. (a)	2,900	91,959
	T-3 Energy Services, Inc. (a)	2,100	166,887
	Trico Marine Services, Inc. (a)	2,100	76,482
	Union Drilling, Inc. (a)	2,000	43,360
	W-H Energy Services, Inc. (a)	5,200	497,848
	Willbros Group, Inc. (a)	6,600	289,146

			3,748,532

Machinery: Specialty - 0.1%	Cascade Corp.	1,600	67,712
	Flow International Corp. (a)	5,600	43,680
	Key Technology Inc. (a)	1,100	34,991
	Semitool, Inc. (a)	3,600	27,036
	TurboChef Technologies, Inc. (a)	3,600	17,208

			190,627

Manufactured Housing - 0.1%	Cavco Industries, Inc. (a)	1,200	39,276
	Champion Enterprises, Inc. (a)	13,100	76,635
	Palm Harbor Homes, Inc. (a)	1,600	8,848
	Skyline Corp.	1,200	28,200

			152,959

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

Manufacturing - 0.1%	Federal Signal Corp.	8,100	$97,200
	Fushi Copperweld, Inc. (a)	2,600	61,698
	Standex International Corp.	2,200	45,628

			204,526

Medical & Dental Instruments & Supplies - 2.6%	Abaxis, Inc. (a)	3,600	86,868
	Abiomed, Inc. (a)	5,300	94,075
	Align Technology, Inc. (a)	10,500	110,145
	Alphatec Holdings, Inc. (a)	3,700	15,096
	American Medical Systems Holdings, Inc.	12,300	183,885
	AngioDynamics, Inc. (a)	4,300	58,566
	Atrion Corp.	200	19,164
	BioMimetic Therapeutics, Inc. (a)	2,200	26,224
	Bio-Rad Laboratories, Inc. Class A (a)	3,200	258,848
	CONMED Corp. (a)	4,800	127,440
	Cantel Medical Corp. (a)	1,600	16,192
	Cardiac Science Corp. (a)	3,000	24,600
	Cepheid, Inc. (a)	9,600	269,952
	Clinical Data, Inc. (a)	1,600	22,832
	Conceptus, Inc. (a)	5,300	97,997
	CryoLife, Inc. (a)	5,000	57,200
	Cyberonics, Inc. (a)	4,000	86,800
	DexCom, Inc. (a)	4,100	24,764
	ev3, Inc. (a)	11,646	110,404
	Exactech, Inc. (a)	1,400	35,994
	Hansen Medical, Inc. (a)	2,800	46,816
	ICU Medical, Inc. (a)	2,200	50,336
	I-Flow Corp. (a)	3,300	33,495
	IRIS International, Inc. (a)	3,300	51,645
	Immucor, Inc. (a)	11,750	304,090
	Insulet Corp. (a)	3,300	51,909
	Invacare Corp.	5,600	114,464
	Landauer, Inc.	1,500	84,360
	Medical Action Industries, Inc. (a)	1,900	19,703
	Mentor Corp.	5,900	164,138
	Meridian Bioscience, Inc.	6,675	179,691
	Merit Medical Systems, Inc. (a)	4,500	66,150
	Micrus Endovascular Corp. (a)	2,600	36,452
	Neogen Corp. (a)	2,400	54,936
	NuVasive, Inc. (a)	6,000	267,960
	OraSure Technologies, Inc. (a)	8,100	30,294
	Orthofix International NV (a)	2,900	83,955
	Orthovita, Inc. (a)	12,900	26,445
	Owens & Minor, Inc.	6,900	315,261
	PSS World Medical, Inc. (a)	10,800	176,040
	Palomar Medical Technologies, Inc. (a)	3,100	30,938
	SonoSite, Inc. (a)	2,900	81,229
	Spectranetic Corp. (a)	5,300	52,258

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Stereotaxis, Inc. (a)	4,100	$21,976
	Steris Corp.	10,000	287,600
	SurModics, Inc. (a)	2,600	116,584
	Symmetry Medical, Inc. (a)	6,000	97,320
	Synovis Life Technologies, Inc. (a)	2,300	43,309
	Thoratec Corp. (a)	9,200	159,988
	Trans1, Inc. (a)	2,300	34,661
	Vision-Sciences Inc. (a)	3,500	13,090
	Vital Signs, Inc.	1,400	79,492
	Volcano Corp. (a)	7,800	95,160
	West Pharmaceutical Services, Inc.	5,400	233,712
	Wright Medical Group, Inc. (a)	6,200	176,142

			5,408,645

Medical Services - 0.4%	Air Methods Corp. (a)	1,800	45,000
	Almost Family, Inc. (a)	1,200	31,920
	Genoptix, Inc. (a)	1,500	47,325
	Hanger Orthopedic Group, Inc. (a)	4,100	67,609
	Magellan Health Services, Inc. (a)	7,000	259,210
	Parexel International Corp. (a)	9,600	252,576
	RadNet, Inc. (a)	4,100	25,420
	RehabCare Group, Inc. (a)	3,000	48,090
	US Physical Therapy, Inc. (a)	2,300	37,743

			814,893

Metal Fabricating - 0.7%	Ampco-Pittsburgh Corp.	1,500	66,720
	CIRCOR International, Inc.	2,800	137,172
	Dynamic Materials Corp.	2,100	69,195
	Encore Wire Corp.	3,200	67,808
	Haynes International, Inc. (a)	2,100	120,855
	Insteel Industries, Inc.	2,800	51,268
	Kaydon Corp.	4,700	241,627
	L.B. Foster Co. Class A (a)	1,900	63,080
	Mueller Water Products, Inc. Series A	19,880	160,432
	NN, Inc.	3,000	41,820
	Northwest Pipe Co. (a)	1,400	78,120
	Omega Flex, Inc.	400	6,080
	RBC Bearings, Inc. (a)	3,700	123,284
	RTI International Metals, Inc. (a)	4,000	142,480
	Superior Essex, Inc. (a)	3,400	151,742
	Trimas Corp. (a)	1,500	8,985

			1,530,668

Metals & Minerals Miscellaneous - 0.9%	A.M. Castle & Co.	2,700	77,247
	AMCOL International Corp.	4,300	122,378
	Apex Silver Mines Ltd. (a)	10,000	49,100
	Brush Engineered Materials, Inc. (a)	3,300	80,586
	Compass Minerals International, Inc.	5,400	435,024

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	General Moly, Inc. (a)	10,300	$81,061
	GrafTech International Ltd. (a)	17,400	466,842
	Hecla Mining Co. (a)	21,900	202,794
	Horsehead Holding Corp. (a)	5,700	69,312
	Minerals Technologies, Inc.	3,200	203,488
	Stillwater Mining Co. (a)	6,700	79,261
	United States Lime & Minerals Inc. (a)	300	11,871
	Uranium Resources, Inc. (a)	8,400	30,996

			1,909,960

Miscellaneous Business & Consumer Discretionary - 0.0%	Core-Mark Holdings Co., Inc. (a)	1,600	41,920

Miscellaneous Consumer Staples - 0.0%	Reddy Ice Holdings, Inc.	3,000	41,040

Miscellaneous Health Care - 0.0%	MedAssets, Inc. (a)	2,100	35,805

Miscellaneous Materials & Commodities - 0.2%	Ceradyne, Inc. (a)	4,400	150,920
	Lydall, Inc. (a)	3,100	38,905
	Symyx Technologies Inc. (a)	5,900	41,182
	WD-40 Co.	2,900	84,825

			315,832

Miscellaneous Materials & Processing - 0.1%	Insituform Technologies, Inc. Class A (a)	4,800	73,104
	Rogers Corp. (a)	3,100	116,529
	Xerium Technologies, Inc.	2,300	9,108

			198,741

Miscellaneous Producer Durables - 0.0%	Blount International, Inc. (a)	6,700	77,787
	Park-Ohio Holdings Corp. (a)	1,300	19,188

			96,975

Miscellaneous Technology - 0.1%	iRobot Corp. (a)	3,300	45,342
	Microvision, Inc. (a)	10,600	29,150
	TerreStar Corp. (a)	9,300	37,014
	Vocus, Inc. (a)	2,800	90,076

			201,582

Multi-Sector Companies - 0.3%	Brunswick Corp.	15,100	160,060
	Compass Diversified Holdings	4,400	50,292
	GenCorp, Inc. (a)	9,600	68,736
	GenTek, Inc. (a)	1,400	37,646
	Kaman Corp. Class A	4,300	97,868
	Lancaster Colony Corp.	3,600	109,008
	Raven Industries, Inc.	2,700	88,506
	United Capital Corp. (a)	200	3,840

			615,956

Office Furniture & Business Equipment - 0.3%	ACCO Brands Corp. (a)	8,464	95,051
	HNI Corp.	7,500	132,450
	Herman Miller, Inc.	9,700	241,433
	Kimball International, Inc. Class B	5,900	48,852
	Knoll, Inc.	7,600	92,340
	Presstek, Inc. (a)	5,200	25,792

			635,918

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

Offshore Drilling - 0.0%	Bois d’Arc Energy, Inc. (a)	3,200	$77,792

Oil: Crude Producers - 4.0%	APCO Argentina, Inc.	700	20,265
	ATP Oil & Gas Corp. (a)	4,600	181,562
	Abraxas Petroleum Corp. (a)	7,700	41,657
	American Oil & Gas, Inc. (a)	6,900	27,048
	Arena Resources, Inc. (a)	5,900	311,638
	Atlas America, Inc.	5,800	261,290
	BMB Munai, Inc. (a)	6,900	40,986
	BPZ Resources, Inc. (a)	10,300	302,820
	Berry Petroleum Co. Class A	7,200	423,936
	Bill Barrett Corp. (a)	6,100	362,401
	Brigham Exploration Co. (a)	8,000	126,640
	Bronco Drilling Co., Inc. (a)	4,400	80,872
	Callon Petroleum Co. (a)	3,600	98,496
	Cano Petroleum, Inc. (a)	6,300	50,022
	Carrizo Oil & Gas, Inc. (a)	4,600	313,214
	Cheniere Energy, Inc. (a)	8,900	38,893
	Clayton Williams Energy, Inc. (a)	900	98,955
	Comstock Resources, Inc. (a)	7,700	650,111
	Contango Oil & Gas Co. (a)	2,200	204,424
	Delek US Holdings, Inc.	1,600	14,736
	Double Eagle Pete & Mining Co. (a)	1,600	29,168
	EXCO Resources, Inc. (a)	12,500	461,375
	Endeavour International Corp. (a)	20,600	44,702
	Energy Partners Ltd. (a)	5,585	83,328
	Energy XXI Bermuda Ltd. (a)	12,300	84,993
	FX Energy, Inc. (a)	6,800	35,836
	Gasco Energy, Inc. (a)	16,600	68,890
	GeoGlobal Resources, Inc. (a)	6,400	13,632
	Geokinetics, Inc. (a)	900	16,299
	GeoResources, Inc. (a)	1,100	20,262
	Goodrich Petroleum Corp. (a)	3,400	281,928
	Gran Tierra Energy, Inc. (a)	16,200	129,114
	Grey Wolf, Inc. (a)	30,200	272,706
	Gulfport Energy Corp. (a)	4,600	75,762
	Harvest Natural Resources, Inc. (a)	6,400	70,784
	Houston American Energy Corp. (a)	2,900	32,538
	McMoRan Exploration Co. (a)	8,400	231,168
	Meridian Resource Corp. (a)	14,000	41,300
	Northern Oil And Gas, Inc. (a)	3,500	46,480
	Oilsands Quest, Inc. (a)	27,500	178,750
	Panhandle Oil & Gas Inc.	1,200	40,632
	Parallel Petroleum Corp. (a)	7,000	140,910
	Petroleum Development Corp. (a)	2,500	166,225
	Petroquest Energy, Inc. (a)	7,500	201,750
	Pioneer Drilling Co. (a)	8,400	158,004
	PrimeEnergy Corp. (a)	100	5,363

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Quest Resource Corp. (a)	3,700	$42,217
	Rex Energy Corp. (a)	2,800	73,920
	Rosetta Resources, Inc. (a)	8,600	245,100
	Stone Energy Corp. (a)	4,800	316,368
	Swift Energy Co. (a)	5,200	343,512
	TXCO Resources, Inc. (a)	5,400	63,504
	Toreador Resources Corp. (a)	2,900	24,737
	Tri-Valley Corp. (a)	4,200	31,206
	Venoco, Inc. (a)	3,300	76,593
	VeraSun Energy Corp. (a)	16,805	69,405
	Warren Resources, Inc. (a)	9,800	143,864
	Western Refining, Inc.	5,300	62,752

			8,075,043

Oil: Integrated Domestic - 0.2%	Delta Petroleum Corp. (a)	10,800	275,508
	GMX Resources, Inc. (a)	2,500	185,250
	Ram Energy Resources, Inc. (a)	6,800	42,772

			503,530

Oil: Integrated International - 0.0%	Vaalco Energy, Inc. (a)	10,100	85,547

Paints & Coatings - 0.2%	Ferro Corp.	7,400	138,824
	H.B. Fuller Co.	8,900	199,716

			338,540

Paper - 0.4%	AbitibiBowater, Inc.	9,252	86,321
	Albany International Corp. Class A	4,900	142,100
	Boise, Inc. (a)	6,000	23,100
	Buckeye Technologies, Inc. (a)	5,900	49,914
	Kapstone Paper and Packaging Corp. (a)	3,600	24,012
	Mercer International, Inc.-Sbi (a)	4,800	35,904
	Multi-Color Corp.	1,150	24,139
	Neenah Paper, Inc.	2,500	41,775
	P.H. Glatfelter Co.	7,300	98,623
	Rock-Tenn Co. Class A	6,400	191,936
	Verso Paper Corp. (a)	2,800	23,688
	Wausau Paper Corp.	7,500	57,825

			799,337

Plastics - 0.0%	Spartech Corp.	5,200	49,036

Pollution Control & Environmental Services - 0.4%	American Ecology Corp.	2,600	76,778
	Darling International, Inc. (a)	13,800	227,976
	EnergySolutions, Inc.	5,500	122,925
	Fuel Tech, Inc. (a)	3,000	52,860
	Headwaters, Inc. (a)	7,400	87,098
	Team, Inc. (a)	3,200	109,824
	Met-Pro Corp.	2,900	38,715
	Metalico, Inc. (a)	4,300	75,336

			791,512

Power Transmission Equipment - 0.1%	Regal-Beloit Corp.	5,400	228,150
	Synthesis Energy Systems, Inc. (a)	3,600	32,436

			260,586

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

Printing & Copying Services - 0.2%	Bowne & Co., Inc.	4,900	$62,475
	Cenveo, Inc. (a)	8,700	84,999
	Schawk, Inc.	2,400	28,776
	VistaPrint Ltd. (a)	7,600	203,376

			379,626

Production Technology Equipment - 1.1%	ATMI, Inc. (a)	5,400	150,768
	Axcelis Technologies, Inc. (a)	16,500	80,520
	Brooks Automation, Inc. (a)	11,283	93,310
	Cognex Corp.	7,100	163,655
	Cymer, Inc. (a)	5,000	134,400
	Dionex Corp. (a)	3,100	205,747
	Electro Scientific Industries, Inc. (a)	5,000	70,850
	Emcore Corp. (a)	12,800	80,128
	Entegris, Inc. (a)	19,295	126,382
	Esterline Technologies Corp. (a)	4,900	241,374
	FEI Co. (a)	6,300	143,514
	Intevac, Inc. (a)	3,700	41,736
	K-Tron International, Inc. (a)	400	51,840
	Kulicke & Soffa Industries, Inc. (a)	9,000	65,610
	LTX Corp. (a)	10,700	23,540
	MTS Systems Corp.	3,000	107,640
	Mattson Technology, Inc. (a)	9,100	43,316
	Photon Dynamics, Inc. (a)	3,300	49,764
	Photronics, Inc. (a)	6,800	47,872
	Rofin-Sinar Technologies, Inc. (a)	5,200	157,040
	Rudolph Technologies, Inc. (a)	4,313	33,210
	Ultra Clean Holdings, Inc. (a)	3,300	26,268
	Ultratech, Inc. (a)	4,100	63,632

			2,202,116

Publishing: Miscellaneous - 0.2%	Consolidated Graphics, Inc. (a)	1,800	88,686
	Courier Corp.	1,700	34,136
	GateHouse Media, Inc.	2,780	6,839
	Idearc, Inc.	26,000	61,100
	Martha Stewart Living Omnimedia, Inc. Class A (a)	4,300	31,820
	Playboy Enterprises, Inc. Class B (a)	3,600	17,784
	Primedia, Inc.	4,750	22,135
	Scholastic Corp. (a)	4,100	117,506

			380,006

Publishing: Newspapers - 0.2%	AH Belo Corp.	2,140	12,198
	Belo Corp. Class A	14,800	108,188
	Dolan Media Co. (a)	3,900	70,980
	Journal Communications, Inc. Class A	7,100	34,222
	Lee Enterprises, Inc.	7,600	30,324
	McClatchy Co. Class A	10,111	68,552

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Media General, Inc. Class A	3,300	$39,435

			363,899

Radio & TV Broadcasters - 0.2%	CKX, Inc. (a)	8,700	76,125
	Citadel Broadcasting Corp. (a)	30,650	37,393
	Cox Radio, Inc. Class A (a)	4,300	50,740
	Cumulus Media, Inc. Class A (a)	5,200	20,488
	Entercom Communications Corp.	5,300	37,206
	Fisher Communications, Inc. (a)	1,000	34,440
	Gray Television, Inc.	6,800	19,516
	Lin TV Corp. Class A (a)	4,500	26,820
	Outdoor Channel Holdings, Inc. (a)	3,200	22,336
	Sinclair Broadcast Group, Inc. Class A	9,400	71,440
	Westwood One, Inc. (a)	8,100	10,044
	World Wrestling Entertainment, Inc.	3,600	55,692

			462,240

Railroad Equipment - 0.3%	American Railcar Industries, Inc.	1,300	21,814
	Freightcar America, Inc.	2,000	71,000
	Greenbrier Cos., Inc.	2,800	56,840
	Westinghouse Air Brake Technologies Corp.	8,100	393,822

			543,476

Railroads - 0.1%	Genesee & Wyoming, Inc. Class A (a)	4,950	168,399

Real Estate - 0.2%	AMREP Corp.	300	14,277
	Avatar Holdings, Inc. (a)	1,000	30,290
	Bluegreen Corp. (a)	2,200	13,310
	Cogdell Spencer, Inc.	2,100	34,125
	Consolidated-Tomoka Land Co.	1,000	42,060
	FX Real Estate and Entertainment, Inc. (a)	1,360	2,584
	Forestar Real Estate Group, Inc. (a)	5,966	113,652
	Griffin Land & Nurseries, Inc.	500	15,350
	Grubb & Ellis Co.	5,400	20,790
	Hilltop Holdings, Inc. (a)	7,652	78,892
	Meruelo Maddux Properties, Inc. (a)	7,220	15,740
	Resource Capital Corp.	3,400	24,514
	Stratus Properties, Inc. (a)	700	12,173
	Tejon Ranch Co. (a)	1,800	64,908
	Thomas Properties Group, Inc.	3,600	35,424

			518,089

Real Estate Investment Trusts (REITs) - 5.0%	Acadia Realty Trust (b)	5,700	131,955
	Agree Realty Corp.	1,600	35,280
	Alexander’s, Inc. (a)	300	93,180
	American Campus Communities, Inc.	6,759	188,157
	American Capital Agency Corp.	1,900	31,616
	Anthracite Capital, Inc. (c)	9,600	67,584
	Anworth Mortgage Asset Corp.	13,900	90,489
	Arbor Realty Trust, Inc.	2,400	21,528
	Ashford Hospitality Trust, Inc.	20,950	96,789
	Associated Estates Realty Corp.	2,400	25,704

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	BioMed Realty Trust, Inc.	12,100	$296,813
	CapLease, Inc.	6,200	46,438
	Capital Trust, Inc.	2,800	53,788
	Capstead Mortgage Corp.	9,300	100,905
	Care Investment Trust, Inc.	2,000	18,860
	Cedar Shopping Centers, Inc.	7,200	84,384
	Chimera Investment Corp.	5,600	50,456
	Colonial Properties Trust	8,300	166,166
	Corporate Office Properties Trust	6,500	223,145
	Cousins Properties, Inc.	7,800	180,180
	DCT Industrial Trust, Inc.	28,750	238,050
	DiamondRock Hospitality Co.	15,840	172,498
	Dupont Fabros Technology, Inc.	2,100	39,144
	Eastgroup Properties, Inc.	4,200	180,180
	Education Realty Trust, Inc.	4,700	54,755
	Entertainment Properties Trust	5,100	252,144
	Equity Lifestyle Properties, Inc.	3,400	149,600
	Equity One, Inc.	5,400	110,970
	Extra Space Storage, Inc.	12,900	198,144
	FelCor Lodging Trust, Inc.	11,100	116,550
	First Industrial Realty Trust, Inc.	7,500	206,025
	First Potomac Realty Trust	4,100	62,484
	Franklin Street Properties Corp.	9,100	115,024
	Friedman Billings Ramsey Group, Inc. Class A	24,500	36,750
	Getty Realty Corp.	2,800	40,348
	Glimcher Realty Trust	6,400	71,552
	Gramercy Capital Corp.	7,061	81,837
	Hatteras Financial Corp.	1,900	43,681
	Healthcare Realty Trust, Inc.	8,500	202,045
	Hersha Hospitality Trust	5,900	44,545
	Highwoods Properties, Inc.	9,600	301,632
	Home Properties, Inc.	5,400	259,524
	Inland Real Estate Corp.	9,500	136,990
	Investors Real Estate Trust	9,700	92,538
	JER Investors Trust, Inc.	3,800	23,940
	Kite Realty Group Trust	3,400	42,500
	LTC Properties, Inc.	3,900	99,684
	LaSalle Hotel Properties	6,800	170,884
	Lexington Corporate Properties Trust	8,330	113,538
	MFA Mortgage Investments, Inc.	26,300	171,476
	Maguire Properties, Inc.	6,500	79,105
	Medical Properties Trust, Inc.	11,700	118,404
	Mid-America Apartment Communities, Inc.	4,400	224,576
	Mission West Properties, Inc.	2,500	27,400
	Monmouth Real Estate Investment Corp. Class A	4,100	26,240
	National Health Investors, Inc.	3,800	108,338
	National Retail Properties, Inc.	12,300	257,070

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Newcastle Investment Corp.	9,400	$65,894
	NorthStar Realty Finance Corp.	9,400	78,208
	Omega Healthcare Investors, Inc.	11,700	194,805
	One Liberty Properties, Inc.	1,700	27,727
	PS Business Parks, Inc.	2,500	129,000
	Parkway Properties, Inc.	2,600	87,698
	Pennsylvania Real Estate Investment Trust	6,200	143,468
	Post Properties, Inc.	7,400	220,150
	Potlatch Corp.	6,639	299,552
	RAIT Investment Trust	10,840	80,433
	Ramco-Gershenson Properties Trust	3,000	61,620
	Realty Income Corp.	17,100	389,196
	Redwood Trust, Inc.	5,700	129,903
	Saul Centers, Inc.	1,800	84,582
	Senior Housing Properties Trust	16,300	318,339
	Sovran Self Storage, Inc.	3,600	149,616
	Strategic Hotel Capital, Inc.	12,100	113,377
	Sun Communities, Inc.	3,100	56,513
	Sunstone Hotel Investors, Inc.	10,200	169,320
	Tanger Factory Outlet Centers, Inc.	5,500	197,615
	U-Store-It Trust	8,800	105,160
	Universal Health Realty Income Trust	1,900	57,000
	Urstadt Biddle Properties, Inc. Class A	3,400	49,844
	Washington Real Estate Investment Trust	8,300	249,415
	Winthrop Realty Trust, Inc.	6,600	23,760

			10,155,777

Recreational Vehicles & Boats - 0.2%	Fleetwood Enterprises, Inc. (a)	10,900	28,558
	Marine Products Corp.	1,600	10,560
	Polaris Industries, Inc.	5,700	230,166
	Winnebago Industries, Inc.	4,800	48,912

			318,196

Rental & Leasing Services: Commercial - 0.1%	Aircastle Ltd.	8,300	69,803
	Electro Rent Corp.	3,500	43,890
	H&E Equipment Services, Inc. (a)	2,600	31,252
	McGrath RentCorp	3,900	95,901

			240,846

Rental & Leasing Services: Consumer - 0.3%	Aaron Rents, Inc.	7,500	167,475
	Amerco, Inc. (a)	1,600	76,288
	Dollar Thrifty Automotive Group, Inc. (a)	3,600	34,020
	RSC Holdings, Inc. (a)	7,800	72,228
	Rent-A-Center, Inc. (a)	11,500	236,555

			586,566

Restaurants - 1.0%	AFC Enterprises, Inc. (a)	4,300	34,357
	BJ’s Restaurants, Inc. (a)	2,400	23,352
	Bob Evans Farms, Inc.	5,300	151,580

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Buffalo Wild Wings, Inc. (a)	3,100	$76,973
	CBRL Group, Inc.	3,758	92,109
	CEC Entertainment, Inc. (a)	3,700	103,637
	CKE Restaurants, Inc.	8,800	109,736
	California Pizza Kitchen, Inc. (a)	4,250	47,557
	The Cheesecake Factory, Inc. (a)	11,200	178,192
	Denny’s Corp. (a)	16,800	47,712
	DineEquity, Inc.	2,900	108,344
	Domino’s Pizza, Inc. (a)	6,600	75,900
	Einstein Noah Restaurant Group, Inc. (a)	600	6,642
	Jack in the Box, Inc. (a)	9,900	221,859
	Krispy Kreme Doughnuts, Inc. (a)	10,500	52,395
	Landry’s Restaurants, Inc.	2,400	43,128
	Luby’s, Inc. (a)	3,300	20,130
	O’Charleys, Inc.	3,900	39,234
	P.F. Chang’s China Bistro, Inc. (a)	4,200	93,828
	Papa John’s International, Inc. (a)	3,800	101,042
	Red Robin Gourmet Burgers, Inc. (a)	2,800	77,672
	Ruby Tuesday, Inc.	8,800	47,520
	Ruth’s Hospitality Group, Inc. (a)	3,400	17,612
	Sonic Corp. (a)	10,170	150,516
	The Steak n Shake Co. (a)	4,600	29,118
	Texas Roadhouse, Inc. Class A (a)	8,600	77,142
	Triarc Cos.	10,200	64,566

			2,091,853

Retail - 2.6%	1-800-FLOWERS.COM, Inc. Class A (a)	4,400	28,380
	99 Cents Only Stores (a)	7,900	52,140
	America’s Car Mart, Inc. (a)	1,900	34,048
	Asbury Automotive Group, Inc.	5,700	73,245
	Aéropostale, Inc. (a)	11,400	357,162
	bebe Stores, Inc.	6,300	60,543
	Big 5 Sporting Goods Corp.	4,000	30,280
	Blockbuster, Inc. Class A (a)	30,900	77,250
	Blue Nile, Inc. (a)	2,300	97,796
	Borders Group, Inc.	10,200	61,200
	Brown Shoe Co., Inc.	7,125	96,544
	The Buckle, Inc.	2,600	118,898
	Build-A-Bear Workshop, Inc. (a)	2,500	18,175
	CSK Auto Corp. (a)	7,200	75,456
	Cabela’s, Inc. Class A (a)	5,800	63,858
	Cache, Inc. (a)	1,900	20,330
	Casual Male Retail Group, Inc. (a)	6,300	19,215
	The Cato Corp. Class A	5,000	71,200
	Central Garden & Pet Co. Class A (a)	10,869	44,563
	Charlotte Russe Holding, Inc. (a)	3,500	62,160
	Charming Shoppes, Inc. (a)	19,100	87,669
	Chico’s FAS, Inc. (a)	30,300	162,711

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	The Children’s Place Retail Stores, Inc. (a)	4,000	$144,400
	Christopher & Banks Corp.	6,000	40,800
	Circuit City Stores, Inc.	29,500	85,255
	Coldwater Creek, Inc. (a)	10,200	53,856
	Collective Brands, Inc. (a)	10,300	119,789
	Conn’s, Inc. (a)	1,600	25,712
	Dillard’s, Inc. Class A	9,900	114,543
	Dress Barn, Inc. (a)	7,600	101,688
	drugstore.com, Inc. (a)	13,200	25,080
	Ezcorp, Inc. (a)	6,700	85,425
	FGX International Holdings Ltd. (a)	1,500	12,060
	FTD Group, Inc.	2,700	35,991
	Fred’s, Inc.	6,700	75,308
	GSI Commerce, Inc. (a)	4,000	54,520
	Gaiam, Inc. (a)	3,000	40,530
	Genesco, Inc. (a)	4,000	123,480
	Group 1 Automotive, Inc.	3,800	75,506
	Gymboree Corp. (a)	4,900	196,343
	Hibbett Sports, Inc. (a)	4,850	102,335
	Hot Topic, Inc. (a)	7,800	42,198
	Insight Enterprises, Inc. (a)	8,100	95,013
	Jo-Ann Stores, Inc. (a)	4,200	96,726
	Jos. A. Bank Clothiers, Inc. (a)	3,025	80,919
	Lawson Products, Inc.	979	24,260
	MarineMax, Inc. (a)	2,700	19,359
	Men’s Wearhouse, Inc.	8,900	144,981
	New York & Co. (a)	3,500	31,955
	Overstock.com, Inc. (a)	2,700	70,065
	PC Connection, Inc. (a)	1,000	9,310
	PC Mall, Inc. (a)	2,100	28,476
	Pacific Sunwear of California, Inc. (a)	11,400	97,242
	The Pantry, Inc. (a)	3,800	40,508
	The Pep Boys - Manny, Moe & Jack	7,100	61,912
	PetMed Express, Inc. (a)	4,300	52,675
	Pier 1 Imports, Inc. (a)	15,000	51,600
	PriceSmart, Inc.	2,100	41,538
	Retail Ventures, Inc. (a)	3,500	16,100
	Rush Enterprises, Inc. Class A (a)	5,700	68,457
	Russ Berrie & Co., Inc. (a)	2,200	17,534
	Sally Beauty Co., Inc. (a)	14,800	95,608
	School Specialty, Inc. (a)	3,500	104,055
	Shutterfly, Inc. (a)	3,600	43,956
	Sonic Automotive, Inc.	4,400	56,716
	Stage Stores, Inc.	6,450	75,271
	Stamps.com, Inc. (a)	3,000	37,440
	Stein Mart, Inc.	4,300	19,393
	Syms Corp.	1,000	13,600

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Systemax, Inc.	1,500	$26,475
	The Talbots, Inc.	3,700	42,883
	Tractor Supply Co. (a)	5,800	168,432
	Tuesday Morning Corp. (a)	5,100	20,961
	Tween Brands, Inc. (a)	4,200	69,132
	Volcom, Inc. (a)	3,200	76,576
	The Wet Seal, Inc. Class A (a)	16,200	77,274
	Zale Corp. (a)	6,100	115,229
	Zumiez, Inc. (a)	3,300	54,714

			5,413,987

Savings & Loan - 0.9%	Anchor Bancorp Wisconsin, Inc.	3,400	23,834
	Bank Mutual Corp.	8,500	85,340
	Berkshire Hills Bancorp, Inc.	1,500	35,475
	Brookline Bancorp, Inc.	10,200	97,410
	Brooklyn Federal Bancorp, Inc.	900	10,845
	Danvers Bancorp, Inc. (a)	3,300	36,300
	Dime Community Bancshares, Inc.	4,400	72,644
	Downey Financial Corp.	3,400	9,418
	ESSA Bancorp, Inc.	3,300	41,316
	FirstFed Financial Corp. (a)	2,300	18,492
	First Financial Holdings, Inc.	2,300	39,514
	First Financial Northwest, Inc.	4,300	42,699
	First Niagara Financial Group, Inc.	18,400	236,624
	First Place Financial Corp.	2,300	21,620
	Flagstar Bancorp, Inc.	7,100	21,371
	Flushing Financial Corp.	3,400	64,430
	Guaranty Financial Group, Inc. (a)	6,900	37,053
	Home Federal Bancorp, Inc.	900	8,874
	IBERIABANK Corp.	2,300	102,281
	IndyMac Bancorp, Inc.	19,700	12,214
	Kearny Financial Corp.	3,000	33,000
	Meridian Interstate Bancorp, Inc. (a)	1,600	15,552
	NASB Financial, Inc.	300	5,334
	NewAlliance Bancshares, Inc.	18,300	228,384
	Northwest Bancorp, Inc.	2,900	63,278
	OceanFirst Financial Corp.	1,800	32,490
	Ocwen Financial Corp. (a)	5,800	26,970
	Provident Financial Services, Inc.	10,100	141,501
	Provident New York Bancorp	6,900	76,314
	Rockville Financial, Inc.	1,400	17,584
	Roma Financial Corp.	1,100	14,410
	Sterling Financial Corp.	8,460	35,024
	United Community Financial Corp.	4,400	16,500
	ViewPoint Financial Group	1,800	26,496

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	W Holding Co., Inc.	18,600	$15,810
	Westfield Financial, Inc.	5,900	53,395

			1,819,796

Scientific Equipment & Suppliers - 0.2%	Newport Corp. (a)	6,400	72,896
	Varian, Inc. (a)	5,000	255,300

			328,196

Securities Brokerage & Services - 0.5%	Diamond Hill Investments Group (a)	400	33,400
	GFI Group, Inc.	11,000	99,110
	Gladstone Investment Corp.	4,300	27,649
	International Assets Holding Corp., Inc. (a)	600	18,036
	KBW, Inc. (a)	4,400	90,552
	Knight Capital Group, Inc. Class A (a)	15,900	285,882
	LaBranche & Co., Inc. (a)	8,600	60,888
	Ladenburg Thalmann Financial Services, Inc. (a)	13,700	20,687
	MarketAxess Holdings, Inc. (a)	5,100	38,556
	optionsXpress Holdings, Inc.	7,300	163,082
	Penson Worldwide, Inc. (a)	3,100	37,045
	SWS Group, Inc.	4,300	71,423
	Thomas Weisel Partners Group, Inc. (a)	3,021	16,525

			962,835

Services: Commercial - 3.0%	ABM Industries, Inc.	7,400	164,650
	AMN Healthcare Services, Inc. (a)	5,700	96,444
	Administaff, Inc.	3,800	105,982
	The Advisory Board Co. (a)	3,100	121,923
	Ambassadors Group, Inc.	3,500	52,220
	Angelica Corp.	1,200	25,524
	CBIZ, Inc. (a)	7,600	60,420
	CDI Corp.	2,300	58,512
	CRA International, Inc. (a)	2,000	72,300
	Casella Waste Systems, Inc. (a)	3,700	45,103
	Chemed Corp.	4,000	146,440
	Coinstar, Inc. (a)	4,700	153,737
	Cornell Cos., Inc. (a)	1,700	40,987
	CoStar Group, Inc. (a)	3,300	146,685
	Cross Country Healthcare, Inc. (a)	5,600	80,696
	Dice Holdings, Inc. (a)	2,100	17,346
	DynCorp. International, Inc. (a)	4,100	62,115
	Exponent, Inc. (a)	2,500	78,525
	First Advantage Corp. Class A (a)	2,000	31,700
	Forrester Research, Inc. (a)	2,400	74,112
	G&K Services, Inc. Class A	3,300	100,518
	The Geo Group, Inc. (a)	8,800	198,000
	Gevity HR, Inc.	4,600	24,748
	Global Sources Ltd. (a)	2,680	40,682
	Global Traffic Network, Inc. (a)	2,300	20,562
	Heidrick & Struggles International, Inc.	3,100	85,684

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Hudson Highland Group, Inc. (a)	4,100	$42,927
	ICF International, Inc. (a)	1,300	21,606
	ICT Group, Inc. (a)	1,300	10,660
	IKON Office Solutions, Inc.	13,700	154,536
	Jackson Hewitt Tax Service, Inc.	4,700	57,434
	Kelly Services, Inc. Class A	4,600	88,918
	Kforce, Inc. (a)	5,100	43,299
	The Knot, Inc. (a)	4,800	46,944
	Korn/Ferry International (a)	7,400	116,402
	Liquidity Services, Inc. (a)	2,700	31,131
	MAXIMUS, Inc.	3,000	104,460
	MPS Group, Inc. (a)	15,900	169,017
	Midas, Inc. (a)	2,700	36,450
	Monro Muffler, Inc.	2,800	43,372
	Navigant Consulting, Inc. (a)	8,300	162,348
	Net 1 UEPS Technologies, Inc. (a)	7,500	182,250
	Nutri/System, Inc.	5,400	76,356
	On Assignment, Inc. (a)	5,300	42,506
	Orbitz Worldwide, Inc. (a)	5,100	25,551
	PHH Corp. (a)	9,400	144,290
	PRG-Schultz International, Inc. (a)	2,900	27,289
	People Support, Inc. (a)	3,700	31,450
	Perficient, Inc. (a)	5,200	50,232
	Pre-Paid Legal Services, Inc. (a)	1,500	60,930
	The Providence Service Corp. (a)	2,100	44,331
	Regis Corp.	7,300	192,355
	Resources Connection, Inc.	7,900	160,765
	Rollins, Inc.	7,400	109,668
	Spherion Corp. (a)	10,000	46,200
	Standard Parking Corp. (a)	1,400	25,480
	Steiner Leisure Ltd. (a)	2,500	70,875
	TeleTech Holdings, Inc. (a)	6,600	131,736
	Tetra Tech, Inc. (a)	9,900	223,938
	TrueBlue, Inc. (a)	7,500	99,075
	Unifirst Corp.	2,200	98,252
	Viad Corp.	3,400	87,686
	Volt Information Sciences, Inc. (a)	2,150	25,607
	Waste Connections, Inc. (a)	11,200	357,616
	Waste Services, Inc. (a)	3,133	22,056
	Watson Wyatt Worldwide, Inc.	7,200	380,808
	World Fuel Services Corp.	4,600	100,924

			6,053,345

Shipping - 0.9%	American Commercial Lines, Inc. (a)	6,200	67,766
	Arlington Tankers Ltd.	1,800	41,796
	Double Hull Tankers, Inc.	7,100	71,213

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Eagle Bulk Shipping, Inc.	7,900	$233,603
	Genco Shipping & Trading Ltd.	3,800	247,760
	General Maritime Corp.	4,500	116,910
	Golar LNG Ltd.	6,000	92,940
	Gulfmark Offshore, Inc. (a)	3,500	203,630
	Horizon Lines, Inc. Class A	5,100	50,745
	International Shipholding Corp. (a)	1,200	28,128
	Knightsbridge Tankers Ltd.	2,600	83,746
	Nordic American Tanker Shipping Ltd.	5,900	229,038
	Ship Finance International Ltd.	7,100	209,663
	TBS International Ltd. (a)	1,900	75,905

			1,752,843

Shoes - 0.6%	Crocs, Inc. (a)	14,400	115,344
	DSW, Inc. Class A (a)	2,600	30,628
	Deckers Outdoor Corp. (a)	2,200	306,240
	The Finish Line, Inc. Class A (a)	7,956	69,215
	Iconix Brand Group, Inc. (a)	10,000	120,800
	K-Swiss, Inc. Class A	4,200	61,740
	Kenneth Cole Productions, Inc. Class A	1,500	19,050
	Shoe Carnival, Inc. (a)	1,400	16,506
	Skechers U.S.A., Inc. Class A (a)	5,400	106,704
	Steven Madden Ltd. (a)	3,300	60,654
	Timberland Co. Class A (a)	7,900	129,165
	Weyco Group, Inc.	900	23,877
	Wolverine World Wide, Inc.	8,400	224,028

			1,283,951

Steel - 0.3%	China Precision Steel, Inc. (a)	3,500	15,260
	Esmark, Inc. (a)	2,600	49,712
	General Steel Holdings, Inc. (a)	1,300	20,436
	Gibraltar Industries, Inc.	4,700	75,059
	Olympic Steel, Inc.	1,600	121,472
	Sutor Technology Group Ltd. (a)	1,700	12,019
	Universal Stainless & Alloy Products, Inc. (a)	1,100	40,744
	Worthington Industries, Inc.	10,900	223,450

			558,152

Sugar - 0.0%	Imperial Sugar Co. New Shares	1,900	29,507

Telecommunications Equipment - 0.6%	Airvana, Inc. (a)	3,700	19,832
	Applied Signal Technology, Inc.	2,400	32,784
	Arris Group, Inc. (a)	21,046	177,839
	Audiovox Corp. Class A (a)	2,800	27,496
	Belden, Inc.	7,400	250,712
	Mastec, Inc. (a)	6,900	73,554
	OpNext, Inc. (a)	2,200	11,836
	Plantronics, Inc.	8,200	183,024
	Polycom, Inc. (a)	14,800	360,528
	Powerwave Technologies, Inc. (a)	22,200	94,350
	Preformed Line Products Co.	300	12,093
	Symmetricom, Inc. (a)	8,000	30,720

			1,274,768

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

Textile Products - 0.1%	Interface, Inc. Class A	9,000	$112,770
	Unifi, Inc. (a)	8,900	22,428

			135,198

Textiles Apparel Manufacturers - 0.8%	American Apparel, Inc. (a)	6,200	41,230
	Carter’s, Inc. (a)	9,100	125,762
	Cherokee, Inc.	1,400	28,210
	Columbia Sportswear Co.	2,200	80,850
	G-III Apparel Group, Ltd. (a)	1,900	23,446
	J. Crew Group, Inc. (a)	7,270	239,983
	Lululemon Athletica, Inc. (a)	3,200	92,992
	Maidenform Brands, Inc. (a)	3,300	44,550
	Oxford Industries, Inc.	2,400	45,960
	Perry Ellis International, Inc. (a)	1,850	39,257
	Quiksilver, Inc. (a)	21,600	212,112
	True Religion Apparel, Inc. (a)	3,000	79,950
	Under Armour, Inc. Class A (a)	5,500	141,020
	The Warnaco Group, Inc. (a)	7,600	334,932

			1,530,254

Tires & Rubber - 0.1%	Cooper Tire & Rubber Co.	9,900	77,616
	Titan International, Inc.	4,600	163,852

			241,468

Tobacco - 0.2%	Alliance One International, Inc. (a)(b)	16,400	83,804
	Schweitzer-Mauduit International, Inc.	2,600	43,810
	Star Scientific, Inc. (a)	13,400	16,080
	Universal Corp.	4,700	212,534
	Vector Group Ltd.	5,519	89,021

			445,249

Toys - 0.2%	Jakks Pacific, Inc. (a)	4,600	100,510
	Leapfrog Enterprises, Inc. (a)	5,600	46,592
	Marvel Entertainment, Inc. (a)	8,200	263,548

			410,650

Transportation Miscellaneous - 0.3%	CAI International, Inc. (a)	1,100	19,140
	Celadon Group, Inc. (a)	4,000	39,960
	Dynamex, Inc. (a)	1,400	37,534
	HUB Group, Inc. Class A (a)	6,200	211,606
	Odyssey Marine Exploration, Inc. (a)	7,900	31,363
	Pacer International, Inc.	5,900	126,909
	Textainer Group Holdings Ltd.	1,500	29,295
	Ultrapetrol Bahamas Ltd. (a)	4,100	51,701

			547,508

Truckers - 0.6%	Arkansas Best Corp.	3,900	142,896
	Forward Air Corp.	5,100	176,460
	Heartland Express, Inc.	9,900	147,609
	Knight Transportation, Inc.	9,550	174,765
	Marten Transport Ltd. (a)	2,500	39,925

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Old Dominion Freight Line, Inc. (a)	4,650	$139,593
	Patriot Transportation Holding, Inc. (a)	200	16,000
	Saia, Inc. (a)	2,300	25,116
	Universal Truckload Services, Inc. (a)	1,000	22,020
	Werner Enterprises, Inc.	7,200	133,776
	YRC Worldwide, Inc. (a)	9,840	146,321

			1,164,481

Utilities: Cable TV & Radio - 0.0%	Mediacom Communications Corp. Class A (a)	8,000	42,720

Utilities: Electrical - 1.7%	Allete, Inc.	4,400	184,800
	Avista Corp.	9,200	197,432
	Black Hills Corp.	6,400	205,184
	CH Energy Group, Inc.	2,700	96,039
	Central Vermont Public Service Corp.	1,300	25,181
	Cleco Corp.	10,200	237,966
	El Paso Electric Co. (a)	7,700	152,460
	The Empire District Electric Co.	5,700	105,678
	IDACORP, Inc.	7,600	219,564
	ITC Holdings Corp.	8,300	424,213
	MGE Energy, Inc.	3,700	120,694
	NorthWestern Corp.	6,500	165,230
	Otter Tail Corp.	5,000	194,150
	PNM Resources, Inc.	13,300	159,068
	Pike Electric Corp. (a)	2,800	46,508
	Portland General Electric Co.	10,800	243,216
	UIL Holdings Corp.	4,333	127,434
	Unisource Energy Corp.	5,800	179,858
	Westar Energy, Inc.	17,900	385,029

			3,469,704

Utilities: Gas Distributors - 1.0%	Chesapeake Utilities Corp.	1,400	36,008
	EnergySouth, Inc.	1,200	58,872
	The Laclede Group, Inc.	3,600	145,332
	New Jersey Resources Corp.	7,100	231,815
	Nicor, Inc.	7,700	327,943
	Northwest Natural Gas Co.	4,500	208,170
	Piedmont Natural Gas Co.	12,300	321,768
	South Jersey Industries, Inc.	5,000	186,800
	Southwest Gas Corp.	7,200	214,056
	WGL Holdings, Inc.	8,300	288,342

			2,019,106

Utilities: Miscellaneous - 0.1%	Aquila, Inc. (a)	63,000	237,510

Utilities: Telecommunications - 1.0%	Alaska Communications Systems Group, Inc.	7,400	88,356
	Atlantic Tele-Network, Inc.	1,300	35,763
	Centennial Communications Corp. (a)	11,100	77,589
	Cincinnati Bell, Inc. (a)	41,300	164,374
	Consolidated Communications Holdings, Inc.	3,319	49,420
	FairPoint Communications, Inc.	15,450	111,394

Small Cap Premium & Dividend Income Fund Inc. Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	FiberTower Corp. (a)	20,310	$28,434
	General Communication, Inc. Class A (a)	8,700	59,769
	Global Crossing Ltd. (a)	4,500	80,730
	Globalstar, Inc. (a)	8,200	23,206
	Hungarian Telephone & Cable Corp. (a)	400	7,296
	ICO Global Communications Holdings Ltd. (a)	17,500	57,050
	IDT Corp. Class B	8,100	13,770
	iPCS, Inc. (a)	2,900	85,927
	Ibasis, Inc.	4,100	13,448
	Iowa Telecommunications Services, Inc.	5,400	95,094
	NTELOS Holdings Corp.	5,000	126,850
	Neutral Tandem, Inc. (a)	2,700	47,250
	ORBCOMM, Inc. (a)	4,300	24,510
	PAETEC Holding Corp. (a)	20,570	130,620
	Premiere Global Services, Inc. (a)	10,400	151,632
	RCN Corp.	6,200	66,836
	Rural Cellular Corp. Class A (a)	2,200	97,922
	Shenandoah Telecom Co.	3,600	46,872
	TW Telecom, Inc. (a)	24,830	398,025
	USA Mobility, Inc.	4,300	32,465
	Virgin Mobile USA, Inc. (a)	3,600	9,900

			2,124,502

Utilities: Water - 0.2%	American States Water Co.	3,000	104,820
	California Water Service Group	3,300	108,141
	Connecticut Water Service, Inc.	1,700	38,080
	Consolidated Water Co., Inc.	2,000	39,600
	Middlesex Water Co.	2,500	41,475
	SJW Corp.	2,300	60,720
	Southwest Water Co.	3,965	39,729

			432,565

Wholesalers - 0.2%	Brightpoint, Inc. (a)	8,430	61,539
	Chindex International, Inc. (a)	2,100	30,807
	Houston Wire & Cable Co.	3,200	63,680
	MWI Veterinary Supply, Inc. (a)	1,900	62,909
	Prestige Brands Holdings, Inc. (a)	5,500	58,630
	United Stationers, Inc. (a)	4,000	147,800

			425,365

	Total Common Stocks (Cost - $200,131,506) - 86.3%		176,794,352

	Investment Companies

	BlackRock Kelso Capital Corp. (c)	1,400	13,244
	Gladstone Capital Corp.	2,900	44,196
	Hercules Technology Growth Capital, Inc.	5,600	50,008
	Kayne Anderson Energy Development Co.	1,400	32,130
	Patriot Capital Funding, Inc.	3,500	21,875

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

Industry	Investment Companies	Shares Held	Value

	Pennantpark Investment Corp.	3,600	$25,956
	Prospect Capital Corp.	3,900	51,402

	Total Investment Companies (Cost - $360,552) - 0.1%		238,811

	Short-Term Securities	Face Amount

Time Deposits - 13.5%	State Street Bank & Trust Co., 1%, 7/01/08	$27,559,147	27,559,147

	Total Short-Term Securities (Cost - $27,559,147) - 13.5%		27,559,147

	Total Investments Before Options Written (Cost - $228,051,205*) - 99.9%		204,592,310

	Options Written	Number of Contracts

Call Options Written	Russell 2000 Index, expiring July 2008 at USD 750	1,000	(82,500)
	Russell 2000 Index, expiring July 2008 at USD 760	750	(33,750)

			(116,250)

	Total Options Written (Premiums Received - $1,627,209) - (0.1%)		(116,250)

	Total Investments, Net of Options Written (Cost - $226,423,996) - 99.8%		204,476,060
	Other Assets Less Liabilities - 0.2%		462,009

	Net Assets - 100.0%		$204,938,069

*	The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$217,401,378

Gross unrealized appreciation	$3,215,812
Gross unrealized depreciation	(16,024,880)

Net unrealized depreciation	$(12,809,068)

(a)	Non-income producing security.

(b)	All or a portion of security held as collateral in connection with open financial futures contracts.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Loss	Dividend Income

Anthracite
Capital, Inc.	$7,219	$18,035	($6,680)	$6,500
BlackRock Kelso
Capital Corp.	$3,714	—	—	$860

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments June 30, 2008 (Unaudited)

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation (Depreciation)

400	Russell 2000 Index	September 2008	$29,258,540	$(1,590,540)

•

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments+

Level 1	$204,592,310	$(1,706,790)
Level 2	—	—
Level 3	—	—

Total	$204,592,310	$(1,706,790)

+	Other financial instruments are futures and options.

See Notes to Financial Statements.

(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto
12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report
12(a)(2) –	Certifications – Attached hereto
12(a)(3) –	Not Applicable

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12(b) –	Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Small Cap Premium & Dividend Income Fund Inc.

By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer of
Small Cap Premium & Dividend Income Fund Inc.

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Small Cap Premium & Dividend Income Fund Inc.

Date: August 21, 2008

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Small Cap Premium & Dividend Income Fund Inc.

Date: August 21, 2008

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